As filed with the Securities and Exchange Commission on September 1, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – June 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2022
(unaudited)

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2022
Table of Contents
(unaudited)
Letter to Shareholders 1
Portfolios of Investments 2
Notes to Portfolios of Investments 38
Statements of Assets and Liabilities 54
Statements of Operations 58
Statements of Changes in Net Assets 62
Notes to Financial Statements 68
Financial Highlights 84
Additional Information 92
Expense Example 93
Privacy Policy 98

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
Did you know? The best way to receive timely updates on the events that impact your investments is to subscribe to our FREE newsletter, the
Investor Alert .
With a balanced analysis of markets over the past week, the Investor
Alert is written for you by the U.S. Global investments team, featuring a special commentary by me. You can sign up for the Investor Alert—
awarded Best Electronic Newsletter by the Investment Management Education Alliance
(IMEA)—by visiting usfunds.com/subscribe .
While you’re on the website, be sure to take advantage of additional resources, prepared especially for our fund shareholders:
My CEO blog, Frank Talk , where I comment on current market topics
Quarterly fund commentaries, straight from the portfolio managers themselves
Up-to-date fund performance, including quarterly performance charts
We hope you enjoy having these timely resources at your fingertips.
Thank you for investing in U.S. Global Investors Funds!
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-874-8637). Read it carefully before investing. Foreside
Fund Services, LLC, Distributor. U.S. Global Investors, Inc. is the investment adviser.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 89.06%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 47.20%
Fixed Rates:
0.10 11/23/22 $ 2,000,000 $ 1,983,777
0.12 01/12/23 3,000,000 2,961,935
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.07%) 1.65 09/14/22 2,000,000 2,000,369
(Federal Reserve Bank Effective Rate +
(0.02)%) 1.57 05/15/23 5,000,000 4,999,868
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.42%) 2.18 11/07/22 1,000,000 1,002,223
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 1.81 01/31/23 3,800,000 3,800,488
16,748,660
Federal Home Loan Bank 6.65%
Fixed Rates:
1.25 01/28/25 1,000,000 952,301
0.68 02/26/25 1,500,000 1,410,220
2,362,521
U.S. Treasury Note/Bond 35.21%
Fixed Rates:
1.38 10/15/22 1,000,000 997,988
0.13 06/30/23 1,500,000 1,459,115
0.13 12/15/23 2,000,000 1,919,453
1.50 02/29/24 1,000,000 976,523
0.25 06/15/24 1,500,000 1,422,656
1.75 07/31/24 1,000,000 975,117
0.63 10/15/24 1,000,000 947,617
0.75 11/15/24 1,000,000 948,359
0.50 03/31/25 1,000,000 933,418
2.88 04/30/25 1,000,000 995,938
0.25 06/30/25 1,000,000 920,840
12,497,024
Total United States Government and Agency Obligations 31,608,205
(cost $32,160,070)
Exchange Traded Fund 4.98% Shares Value
Vanguard Short-Term Treasury ETF 30,000 1,765,800
(cost $1,835,242)
Investments, at value 94.04% 33,374,005
(cost $33,995,312 )
Other assets and liabilities, net 5.96% 2,116,279
Net Assets 100.00% $ 35,490,284

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
U.S. Government Securities Ultra-Short Bond Fund
Portfolio Allocation by Issuer
Based on Total Investments
June 30, 2022
Federal Farm Credit Bank 50.2%
U.S. Treasury Note/Bond 37.4%
Federal Home Loan Bank 7.1%
Vanguard Short-Term Treasury ETF 5.3%
Total 100.0%
Portfolio Allocation by Maturity
June 30, 2022
Less than 1 Month $ 1,765,800 5.3%
1-3 Months 2,000,369 6.0%
3-12 Months 17,205,394 51.6%
1-3 Years 12,402,442 37.1%
$ 33,374,005 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Near-Term Tax Free Fund
Municipal Bonds 68.89%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
California 6.49%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 $ 350,000 $ 373,047
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 212,219
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 227,576
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 468,181
State of California, California, GO Unlimited 5.00 11/01/31 400,000 467,711
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 565,790
2,314,524
Colorado 3.08%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 303,930
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 795,646
1,099,576
Connecticut 1.81%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 213,910
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 218,931
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 212,303
645,144
District of Columbia 2.23%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 794,597
Florida 5.86%
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 307,692
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 364,559
Orlando Utilities Commission, Florida, RB
‡
0.99 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 547,997
2,090,248

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.54%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 193,244
Idaho 2.92%
Jerome Lincoln & Gooding Counties Joint
School District No. 261, Idaho, GO
Unlimited 4.00 09/15/32 245,000 263,304
Owyhee & Canyon Counties Joint School
District No. 370 Homedale, Idaho, GO
Unlimited 4.00 09/15/31 720,000 777,057
1,040,361
Illinois 4.08%
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 219,157
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 319,857
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 542,458
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 374,614
1,456,086
Louisiana 3.11%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 310,000 307,833
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 802,173
1,110,006
Maryland 2.26%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 241,141
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 565,076
806,217
Michigan 2.00%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 398,591
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 314,615
713,206
Missouri 0.71%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 250,000 252,570

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Jersey 2.39%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 $ 350,000 $ 391,326
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 460,279
851,605
New Mexico 1.88%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 672,589
New York 9.69%
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 273,281
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 271,316
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 221,409
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 324,161
City of New York NY, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 877,586
City of New York NY, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,002,775
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 101,293
New York City Municipal Water Finance
Authority, New York, RB
‡
0.60 06/15/38 200,000 200,000
New York City Municipal Water Finance
Authority, New York, Refunding, RB 5.00 06/15/29 175,000 184,200
3,456,021
Ohio 0.37%
City of Cleveland OH Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 130,989
Pennsylvania 1.02%
Deer Creek Drainage Basin Authority,
Pennsylvania, Refunding, RB AGM 4.00 12/01/31 345,000 365,813

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
South Carolina 2.40%
Aiken County Consolidated School District,
South Carolina, GO Unlimited 4.00 04/01/34 $ 400,000 $ 417,273
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 338,792
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.91 02/01/38 100,000 100,000
856,065
Tennessee 1.69%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 339,614
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 264,630
604,244
Texas 11.10%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 817,381
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 228,644
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 145,095
City of El Paso TX, Texas, Refunding, GO
Limited 5.00 08/15/30 245,000 279,286
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 182,031
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 338,325
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 465,961
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 414,339
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 314,949
North Texas Municipal Water District, Texas,
RB 4.00 06/01/30 310,000 329,429
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 442,882
3,958,322
Utah 0.84%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 298,433
Vermont 0.91%
City of Burlington VT, Vermont, GO Unlimited 5.00 11/01/30 285,000 325,854

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Near-Term Tax Free Fund
*Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated”
is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Washington 0.64%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 $ 220,000 $ 229,975
Wisconsin 0.87%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 309,761
Total Municipal Bonds 24,575,450
(cost $25,742,098)
Exchange Traded Funds 9.20% Shares
iShares Short-Term National Muni Bond ETF 15,500 1,622,385
VanEck Short Muni ETF 97,000 1,658,700
Total Exchange Traded Funds 3,281,085
(cost $3,397,152)
Investments, at value 78.09% 27,856,535
(cost $29,139,250 )
Other assets and liabilities, net 21.91% 7,813,993
Net Assets 100.00% $ 35,670,528
Municipal Bond Ratings*
Based on Total Municipal Bonds
June 30, 2022
Bond Percentage
AAA 78.3%
AA 21.7%
A 0.0%
BBB 0.0%
Below B 0.0%
Not Rated 0.0%
100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Luxury Goods Fund
Common Stocks 94.70% Shares Value
Apparel Manufacturers 14.23%
Burberry Group PLC 67,400 $ 1,352,144
Christian Dior SE 3,945 2,354,992
Hermes International 542 609,982
Kering SA, ADR 25,700 1,323,807
5,640,925
Automotive - Cars & Light Trucks 21.51%
Bayerische Motoren Werke AG 18,800 1,457,387
Ferrari NV 2,429 445,673
Mercedes-Benz Group AG, ADR 118,714 1,717,792
NIO, Inc., ADR
*
26,000 564,720
Tesla, Inc.
*
3,955 2,663,376
Volkswagen AG 9,150 1,673,396
8,522,344
Beverages - Wine/Spirits 11.11%
Diageo PLC 47,500 2,051,654
Pernod Ricard SA 8,820 1,630,596
Remy Cointreau SA 4,100 719,393
4,401,643
Cosmetics & Toiletries 4.93%
Coty, Inc., Class A
*
121,000 969,210
Natura & Co. Holding SA, ADR 60,000 312,600
The Estee Lauder Cos., Inc. 2,634 670,801
1,952,611
Cruise Lines 2.53%
Royal Caribbean Cruises, Ltd.
*
28,700 1,001,917
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Credit Card 3.67%
American Express Co. 10,500 1,455,510
Finance - Mortgage Loan/Banker 0.02%
Lendified Holdings, Inc.
*
1,116,560 6,506
Gold Mining 4.75%
Franco-Nevada Corp. 3,000 394,740
GCM Mining Corp. 76,000 207,240
IAMGOLD Corp.
*
150,000 241,500
OceanaGold Corp.
*
95,000 182,295
Royal Gold, Inc. 3,300 352,374
Torex Gold Resources, Inc.
*
20,000 154,444
West African Resources, Ltd.
*
422,000 351,323
1,883,916

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Home Furnishings 1.89%
Tempur Sealy International, Inc. 35,000 $ 747,950
Hotels & Motels 4.53%
InterContinental Hotels Group PLC 10,000 531,480
Marriott International, Inc., Class A 9,300 1,264,893
1,796,373
Investment Management/Advisory Services 2.11%
Julius Baer Group, Ltd. 18,000 835,022
Metal - Diversified 0.94%
Ivanhoe Mines, Ltd.
*
65,000 374,184
Motorcycle/Motor Scooter 1.84%
Harley-Davidson, Inc. 23,000 728,180
Oil Companies - Exploration & Production 0.08%
NG Energy International Corp., 144A
#*∆
50,000 32,240
Photo Equipment & Supplies 0.52%
Nikon Corp. 18,000 207,573
Platinum 0.76%
Sibanye Stillwater, Ltd., ADR 30,000 299,100
Precious Metals 1.09%
Wheaton Precious Metals Corp. 12,000 432,360
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Retail - Apparel/Shoe 0.98%
Moncler SpA 9,000 387,774
Retail - Home Furnishings 1.90%
Williams-Sonoma, Inc. 6,800 754,460
Retail - Jewelry 3.31%
Cie Financiere Richemont SA 12,200 1,312,271
Retail - Restaurants 5.11%
Starbucks Corp. 26,500 2,024,335
Silver Mining 0.45%
Hochschild Mining PLC 150,000 176,487

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Luxury Goods Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Common Stocks (cont’d) Shares Value
Textile - Apparel 6.44%
LVMH Moet Hennessy Louis Vuitton SE, ADR 20,887 $ 2,552,809
Total Common Stocks 37,526,490
(cost $43,080,888)
Corporate Non-Convertible Bond 2.06%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.06%
Aris Gold Corp. 7.50 08/26/27 $ 828,061 815,640
(cost $827,980)
Warrants 0.03%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 7,476
Oil Companies - Exploration & Production 0.00%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 1,068
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 5,011
Total Warrants 13,555
(cost $0 )
Investments, at value 96.79% 38,355,685
(cost $43,908,868 )
Other assets and liabilities, net 3.21% 1,273,317
Net Assets 100.00% $ 39,629,002
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2022
Consumer Discretionary 68.9%
Consumer Staples 14.1%
Materials 9.9%
Financials 6.0%
Other 1.1%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
Common Stocks 87.49% Shares Value
Advanced Materials/Production 3.38%
Nano One Materials Corp.
*
275,000 $ 531,969
NanoXplore , Inc.
*
550,000 1,405,764
1,937,733
Agricultural Chemicals 2.26%
CF Industries Holdings, Inc. 5,000 428,650
Nutrien , Ltd. 5,000 398,190
The Mosaic Co. 10,000 472,300
1,299,140
Agricultural Operations 1.32%
Wide Open Agriculture, Ltd.
*
2,000,000 759,618
Building & Construction Products - Miscellaneous 0.46%
Louisiana-Pacific Corp. 5,000 262,050
Building Products - Wood 0.53%
Interfor Corp.
*
15,000 302,284
Chemicals - Diversified 0.05%
Base Carbon, Inc.
*
71,429 27,191
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Diamonds/Precious Stones 1.26%
Barksdale Resources Corp.
*
1,250,000 582,660
Lucara Diamond Corp.
*
300,000 142,169
724,829
Distribution/Wholesale 0.42%
Fox River Resources Corp.
*
1,000,000 240,833
Diversified Minerals 7.58%
Arianne Phosphate, Inc.
*
1,000,000 369,018
Bradda Head Lithium, Ltd.
*
2,000,000 170,777
E3 Metals Corp.
*
400,000 720,945
Firefinch , Ltd.
#*@
1,000,000 137,639
First Helium, Inc.
*
500,000 198,104
Ion Energy, Ltd.
*
225,000 33,212
Ivanhoe Electric, Inc./US
*
4,497 39,124
Leo Lithium, Ltd.
*
822,649 315,148
Lithium Americas Corp.
*
15,000 302,167
Lithium Ionic Corp.
*
200,000 142,946
MP Materials Corp.
*
7,500 240,600
Nio Strategic Metals, Inc.
*
3,325,000 154,987

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Nio Strategic Metals, Inc., 144A
#∆
362,069 $ 16,877
Nomad Royalty Co., Ltd. 45,000 316,734
Piedmont Lithium, Inc.
*
12,500 455,125
Salazar Resources, Ltd.
*
3,000,000 442,822
VR Resources, Ltd.
*
1,000,000 116,532
Wolfden Resources Corp.
*
1,000,000 178,682
4,351,439
Energy - Alternate Sources 0.76%
Canadian Solar, Inc.
*
10,000 311,400
Pacific Green Energy Corp.
#*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
*
1,000,000 124,301
435,701
Enterprise Software/Services 2.22%
Abaxx Technologies, Inc.
*
1,000,000 893,412
Base Carbon, Inc.
*
1,000,000 380,671
1,274,083
Food - Miscellaneous/Diversified 0.52%
Burcon NutraScience Corp.
*
750,000 297,157
Food - Wholesale/Distribution 0.08%
Organto Foods, Inc.
*
500,000 44,671
Forestry 0.53%
West Fraser Timber Co., Ltd. 4,000 306,930
Gold Mining 3.48%
Arena Minerals, Inc.
*
500,000 182,567
Corona Minerals, Ltd.
#*@
5,000 0
EnviroGold Global, Ltd., 144A
#*∆
75,000 14,858
Ionic Rare Earths, Ltd.
*
7,500,000 203,435
Royal Road Minerals, Ltd.
*
5,500,000 833,204
Seabridge Gold, Inc.
*
40,000 497,200
Silver Tiger Metals, Inc.
*
750,000 148,578
Western Atlas Resources, Inc.
*
3,000,000 116,532
1,996,374
Industrial Gases 1.52%
Air Liquide SA 2,200 296,126
Linde PLC 2,000 575,060
871,186
Machinery - Electric Utilities 0.86%
Bloom Energy Corp., Class A
*
30,000 495,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Aluminum 0.40%
Alcoa Corp. 5,000 $ 227,900
Metal - Copper 2.77%
Arizona Sonoran Copper Co., Inc.
*
100,000 141,392
Excelsior Mining Corp.
*
150,000 19,811
Faraday Copper Corp.
*
2,500,000 1,165,320
Kutcho Copper Corp.
*
850,000 198,104
Surge Copper Corp.
*
500,000 66,035
1,590,662
Metal - Diversified 17.68%
Aston Minerals, Ltd.
*
1,724,138 91,790
Bell Copper Corp.
*
1,000,000 229,180
Centaurus Metals, Ltd.
*
1,500,000 959,606
Chakana Copper Corp.
*
483,494 43,196
Churchill Resources, Inc.
*
599,587 69,871
Electra Battery Materials Corp.
*
138,889 388,440
Filo Mining Corp.
*
325,000 4,494,251
Flying Nickel Mining Corp.
*
300,000 48,943
Galway Metals, Inc.
*
500,000 151,492
GoviEx Uranium, Inc., 144A
#*∆
58,000 10,589
Ivanhoe Mines, Ltd.
*
500,000 2,878,341
Luminex Res Corp.
*
120,615 31,859
Lynas Rare Earths, Ltd.
*
45,000 271,997
Nubian Resources, Ltd.
*
250,000 14,566
Orsu Metals Corp., 144A
#*∆
14,761 1,462
Silver X Mining Corp.
*
355,000 56,537
Sovereign Metals, Ltd.
*
600,000 193,839
TMC the metals co, Inc.
*
100,000 103,000
Vox Royalty Corp.
*
50,000 109,152
10,148,111
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
0
Mining Services 2.15%
Cordoba Minerals Corp.
*
58,823 23,306
Defense Metals Corp.
*
1,500,000 268,023
Talon Metals Corp.
*
2,000,000 792,418
Trigon Metals, Inc.
*
1,069,000 153,640
1,237,387
Natural Resource Technology 0.21%
I-Pulse, Inc., 144A
#*@+∆
15,971 120,741

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals 2.61%
Alphamin Resources Corp. 300,000 $ 193,443
Encore Energy Corp.
*
525,000 440,491
InZinc Mining, Ltd.
*
2,000,000 81,572
NorZinc , Ltd.
*
5,000,000 116,532
Nova Royalty Corp.
*
500,000 668,117
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,500,155
Oil - Field Services 1.84%
Halliburton Co. 20,000 627,200
Schlumberger NV 12,000 429,120
1,056,320
Oil - US Royalty Trusts 7.72%
Black Stone Minerals LP 70,000 958,300
Deterra Royalties, Ltd. 125,000 366,390
Kimbell Royalty Partners LP 55,000 862,400
PrairieSky Royalty, Ltd. 15,000 188,898
Sabine Royalty Trust 25,000 1,522,000
Viper Energy Partners LP 20,000 533,600
4,431,588
Oil Companies - Exploration & Production 10.94%
ConocoPhillips 10,000 898,100
EOG Resources, Inc. 12,000 1,325,280
Freehold Royalties, Ltd. 45,000 445,386
New Stratus Energy, Inc.
*
1,600,000 957,116
NG Energy International Corp., 144A
#*∆
200,000 128,962
Occidental Petroleum Corp. 25,000 1,472,000
Range Resources Corp.
*
30,000 742,500
Source Rock Royalties, Ltd. 500,000 312,694
6,282,038
Oil Companies - Integrated 4.86%
Equinor ASA, ADR 50,000 1,738,000
TotalEnergies SE, ADR 20,000 1,052,800
2,790,800
Oil Refining & Marketing 2.32%
Phillips 66 6,500 532,935
Valero Energy Corp. 7,500 797,100
1,330,035
Pipelines 1.74%
Cheniere Energy, Inc. 7,500 997,725

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Platinum 0.21%
Clean Air Metals, Inc.
*
1,000,000 $ 120,416
Precious Metals 1.76%
Brixton Metals Corp.
*
2,000,000 209,757
Metalla Royalty & Streaming, Ltd.
*
125,000 599,169
Polarx , Ltd.
*
18,000,000 199,140
1,008,066
Real Estate Operating/Development 0.69%
Infrastructure Ventures, Inc.
#*@+
4,700,000 0
Infrastructure Ventures, Inc.
#*@+
2,743,544 0
Revival Gold, Inc.
*
1,000,000 396,209
396,209
REITS - Diversified 1.75%
PotlatchDeltic Corp. REIT 10,000 441,900
Rayonier, Inc. REIT 15,000 560,700
1,002,600
Retail - Jewelry 0.61%
Mene , Inc.
*
750,000 349,596
Total Common Stocks 50,216,568
(cost $93,983,032)
Preferred Stock 0.93% Rate
Chemicals - Specialty 0.93%
5E Advanced Materials, Inc.
*
0.00% 425,000 536,113
(cost $646,157)
Corporate Non-Convertible Bonds 2.76%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.75%
Aris Gold Corp. 7.50 08/26/27 $ 1,017,333 1,002,073
Oil Companies - Exploration & Production 1.01%
NG Energy International Corp.
#@
8.00 04/30/27 750,000 582,660
Total Corporate Non-Convertible Bonds 1,584,733
(cost $1,604,439)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
Exchange Traded Funds 0.19% Shares Value
Direxion Daily Energy Bear 2X Shares ETF
*
100 $ 5,233
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
ETF
*
300 7,413
Direxion Hydrogen ETF 2,400 35,102
Global X Lithium & Battery Tech ETF 300 21,786
Invesco Solar ETF
*
200 14,278
iShares U.S. Real Estate ETF 300 27,594
Total Exchange Traded Funds 111,406
(cost $111,393)
Warrants 0.39%
Exercise
Price
Exp.
Date
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 0
Diversified Minerals 0.01%
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 7,186
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Nio Strategic Metals, Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 0
7,186
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 4,486
Metal - Copper 0.00%
Excelsior Mining Corp.
*
1.25 08/22/22 150,000 583
Mining Services 0.16%
Aris Gold Corp.
*
2.75 07/29/25 370,889 89,322
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
#*@∆
1.00 11/29/23 150,000 0
Norzinc , Ltd., 144A
#*@∆
0.09 08/06/23 2,500,000 0
0
Oil Companies - Exploration & Production 0.21%
NG Energy International Corp., 144A
#*∆
10.50 07/31/22 200,000 4,273
NG Energy International Corp., 144A
#*@∆
1.40 05/20/27 300,000 0
Source Rock Royalties, Ltd.
*
1.25 03/01/24 852,000 119,142
123,415
Total Warrants 224,992
(cost $63,668 )
Investment Company 0.06% Shares Value
Aberdeen Standard Physical Palladium ETF Trust
*
200 35,718
(cost $34,893)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Global Resources Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Call Options Purchased 0.24%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.15%
Barrick Gold Corp. $ 25.00 01/23 $ 2,755,000 1,102 $ 37,468
Barrick Gold Corp. 18.00 01/23 43,200 24 4,152
Newmont Corp. 82.50 01/23 3,465,000 420 41,160
82,780
Precious Metals 0.09%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF 50.00 01/23 375,000 75 24,975
Hecla Mining Co. 5.00 01/23 315,000 630 27,720
52,695
Total Purchased Call Options 135,475
(premiums paid $656,716 )
Investments, at value 92.06% 52,845,005
(cost $97,100,298 )
Other assets and liabilities, net 7.94% 4,554,941
Net Assets 100.00% $ 57,399,946
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2022
Oil, Gas & Consumable Fuels 31.4%
Metals & Mining 28.0%
Precious Metals & Minerals 11.6%
Gold Mining 5.9%
Advanced Materials/Production 3.7%
Chemicals 3.5%
Other 15.9%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
Common Stocks 93.14% Shares Value
Advanced Materials/Production 9.82%
Nano One Materials Corp.
*
3,000,000 $ 5,803,294
Sixth Wave Innovations, Inc.
*
38,462 1,494
5,804,788
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
574 219
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 2.37%
Barksdale Resources Corp.
*
3,000,000 1,398,384
Diversified Minerals 5.28%
Ascot Resources, Ltd., 144A
#*∆
6,412 2,491
Chesser Resources, Ltd.
*
3,000,000 173,359
Desert Gold Ventures, Inc.
*
750,000 55,353
E79 Resources Corp.
*
2,000,000 310,752
Erdene Resource Development Corp.
*
300,000 68,754
Gossan Resources, Ltd.
*
1,250,000 116,532
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 137,896
Kootenay Resources, Inc.
#*@
40,000 1,554
Lithoquest Resources, Inc.
*
2,150,000 200,435
Max Resource Corp.
*
2,000,000 668,117
Minaurum Gold, Inc.
*
1,000,000 174,798
Musgrave Minerals, Ltd.
*
1,500,000 254,371
NGEX Minerals, Ltd.
*
100,000 147,607
Nomad Royalty Co., Ltd. 50,000 351,927
St. Anthony Gold Corp.
*
1,092,105 21,211
St. Anthony Gold Corp., 144A
#∆
875,000 16,994
VR Resources, Ltd.
*
1,500,000 174,798
Waraba Gold, Ltd.
*
2,155,000 184,159
Waraba Gold, Ltd., 144A
#∆
655,000 55,974
3,117,082
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
8,039 7,182
Financial Services 0.01%
Tokens.com Corp., 144A
#*∆
11,123 3,759
Gold Mineral Exploration & Development 0.47%
Western Exploration, Inc.
*
240,000 279,677

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining 34.73%
Adamera Minerals Corp.
*
5,373,000 $ 208,709
Adamera Minerals Corp., 144A
#∆
119,543 4,644
Allegiant Gold, Ltd.
*
750,000 163,145
Alpha Exploration, Ltd.
*
150,000 79,242
Amilot Capital, Inc., 144A
#*∆
410,000 8,759
Angold Resources, Ltd.
*
500,000 27,191
Angus Gold, Inc.
*
250,000 196,162
Aris Gold Corp.
*
425,000 620,727
Asante Gold Corp.
*
1,000,000 1,243,008
Awale Resources, Ltd.
*
1,250,000 169,943
Black Cat Syndicate, Ltd.
*
2,196,970 457,090
Black Dragon Gold Corp.
*
2,500,000 69,144
Cabral Gold, Inc.
*
500,000 99,052
Cassiar Gold Corp.
*
198,000 83,064
Compass Gold Corp.
*
2,000,000 155,376
Condor Gold PLC
*
290,500 83,503
Contact Gold Corp.
*
5,000,000 135,954
CopperBank Resources Corp., 144A
#*∆
43,500 20,277
Corona Minerals, Ltd.
#*@
81,250 0
Felix Gold, Ltd.
*
1,500,000 92,943
Freegold Ventures, Ltd.
*
200,000 48,167
G2 Goldfields, Inc.
*
325,000 154,017
Gold Bull Resources Corp.
*
1,000,000 66,035
Goldshore Resources, Inc.
*
600,000 123,524
Heliostar Metals, Ltd.
*
1,200,000 214,419
HighGold Mining, Inc.
*
375,000 198,104
K92 Mining, Inc.
*
1,000,000 6,036,358
Karus Gold Corp.
#*@
375,000 101,966
Kesselrun Resources, Ltd.
*~
5,000,000 194,220
Kore Mining, Ltd.
*
250,000 33,017
Lion One Metals, Ltd.
*
500,000 508,856
Loncor Gold, Inc.
*
2,200,000 717,837
Maple Gold Mines, Ltd.
*
1,000,000 135,954
Mawson Gold, Ltd.
*
625,000 58,266
McEwen Mining, Inc.
*
134,764 56,536
Moneta Gold, Inc.
*
200,000 279,677
Montage Gold Corp.
*
250,000 108,763
North Stawell Minerals, Ltd.
*
447,629 45,554
NV Gold Corp.
*
1,000,000 62,150
Omai Gold Mines Corp.
*
3,000,000 116,532
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Radisson Mining Resources, Inc.
*
7,000,000 571,007
Radius Gold, Inc., 144A
#*∆
125,000 17,965
Red Pine Exploration, Inc.
*
500,000 120,416
Reunion Gold Corp.
*
4,000,000 761,342
Roscan Gold Corp.
*
1,500,000 285,503
Royal Road Minerals, Ltd.
*
1,500,000 227,237

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Scottie Resources Corp.
*
1,750,000 $ 251,515
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Signature Resources, Ltd.
*
2,000,000 69,919
Silver Tiger Metals, Inc.
*
1,000,000 198,104
Skeena Resources, Ltd.
*
100,000 528,278
Southern Gold, Ltd.
*
10,000,000 205,577
Strikepoint Gold, Inc.
*
2,750,000 128,185
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Thesis Gold, Inc.
*
500,000 594,313
Trillium Gold Mines, Inc.
*
250,000 54,382
TriStar Gold, Inc.
*~
28,750,000 3,015,266
Westhaven Gold Corp.
*
1,000,000 318,521
20,525,415
Metal - Copper 4.12%
Arizona Sonoran Copper Co., Inc.
*
100,000 141,392
Faraday Copper Corp.
*
4,000,000 1,864,512
Meridian Mining UK Societas
*
500,000 217,526
Sun Summit Minerals Corp.
*
1,250,000 199,076
Vizsla Copper Corp.
*
166,666 11,006
2,433,512
Metal - Diversified 8.81%
Amex Exploration, Inc.
*
500,000 648,695
Argent Minerals, Ltd.
*
20,000,000 177,477
Aurion Resources, Ltd.
*
750,000 390,382
Auteco Minerals, Ltd.
*
12,500,000 372,959
Blackwolf Copper and Gold, Ltd.
*
1,000,000 299,099
Cartier Resources, Inc.
*
750,000 67,006
Chakana Copper Corp.
*
1,416,506 126,552
De Grey Mining, Ltd.
*
250,000 138,397
Genesis Metals Corp., 144A
#*∆
583,400 45,323
Ivanhoe Mines, Ltd.
*
375,000 2,158,755
Kaizen Discovery, Inc.
*
800,000 158,484
Luminex Res Corp.
*
150,000 39,621
New Age Metals, Inc., 144A
#*∆
143,518 6,690
Nubian Resources, Ltd.
*
500,000 29,133
Orex Minerals, Inc.
*
7,000,000 312,694
Orsu Metals Corp., 144A
#*∆
186,922 18,515
Rockcliff Metals Corp., 144A
#*∆
873,333 23,747
RTG Mining, Inc.
*
3,000,000 144,607
Sirios Resources, Inc.
*
1,000,000 46,613
5,204,749
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Mining Services 0.68%
Cordoba Minerals Corp.
*
58,823 $ 23,306
Orexplore Technologies, Ltd.
*
267,284 13,319
Summa Silver Corp.
*
800,000 366,687
403,312
Non-Ferrous Metals 0.55%
InZinc Mining, Ltd.
*
2,000,000 81,573
ValOre Metals Corp.
*
1,000,000 244,717
326,290
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Oil Field Machinery & Equipment 0.27%
Imdex , Ltd. 125,000 159,144
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 1,455
Platinum 0.67%
Clean Air Metals, Inc.
*
2,200,000 264,916
Platinum Group Metals, Ltd.
*
100,000 130,516
395,432
Precious Metals 18.58%
Amani Gold, Ltd.
*
54,500,000 37,619
Arizona Metals Corp.
*
1,000,000 3,053,139
Barsele Minerals Corp.
*~
7,500,000 1,602,315
Brixton Metals Corp.
*
3,000,000 314,636
Canex Metals, Inc.
*
3,250,000 315,607
Capitan Mining, Inc.
*
750,000 154,405
Denarius Metals Corp.
*
750,000 116,532
Dolly Varden Silver Corp.
*
3,500,000 1,876,165
E2 Metals, Ltd.
*
1,000,000 89,426
GFG Resources, Inc.
*
5,000,000 446,706
Gold Terra Resource Corp.
*
2,500,000 310,752
Gold79 Mines, Ltd.
*
5,250,000 142,752
Imperial Mining Group, Ltd.
*
500,000 27,191
MacDonald Mines Exploration, Ltd.
*
3,000,000 46,613
Magna Gold Corp.
*
1,500,000 367,076
Millennial Precious Metals Corp.
*
1,000,000 275,792
Olive Resource Capital, Inc.
*~
4,000,000 132,070
Paramount Gold Nevada Corp.
*
170,000 74,800
Polarx , Ltd.
*
36,463,888 403,412
Silver Viper Minerals Corp.
*
2,500,000 388,440
Stillwater Critical Minerals Corp.
*
2,000,000 372,902
Visionary Gold Corp.
*
1,500,000 72,832

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Xali Gold Corp., 144A
#*∆
4,875,000 $ 359,793
10,980,975
Real Estate Operating/Development 1.49%
Fremont Gold, Ltd.
*
400,000 37,290
Mammoth Resources Corp.
*~
5,500,000 170,914
Revival Gold, Inc.
*
1,600,000 633,934
TDG Gold Corp.
*
270,000 39,854
881,992
Retail - Jewelry 1.66%
Mene , Inc.
*
2,100,000 978,869
Silver Mining 3.62%
Aya Gold & Silver, Inc.
*
100,000 509,633
FireFox Gold Corp.
*
500,000 40,786
Kootenay Silver, Inc.
*
1,000,000 132,070
Metallic Minerals Corp.
*
1,000,000 295,214
Reyna Silver Corp.
*
360,000 88,098
Southern Silver Exploration Corp.
*
1,750,000 278,706
Vizsla Silver Corp.
*
750,000 792,418
2,136,925
Total Common Stocks 55,039,161
(cost $89,111,690)
Corporate Non-Convertible Bond 1.74%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.74%
Aris Gold Corp. 7.50 08/26/27 $ 1,040,991 1,025,377
(cost $1,040,991)
Exchange Traded Fund 0.27% Shares
VanEck Gold Miners ETF/USA 5,824 159,461
(cost $215,286)
Subscription Receipt 0.30%
Gold Mineral Exploration & Development 0.30%
Sanu Gold Corp., 144A
#*@∆
700,000 179,459
(cost $182,623)

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
Warrants 0.23%
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.01%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 $ 0
Kesselrun Resources, Ltd., 144A
#*@~∆
0.23 12/08/23 1,250,000 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 4,133
4,133
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
0.50 12/31/49 600,000 0
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
#*@∆
1.05 06/08/24 99,000 0
Contact Gold Corp., 144A
#*@∆
0.27 09/29/22 500,000 0
Gold Mountain Mining Corp., 144A
#*@∆
1.75 04/21/24 50,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
0
Metal - Copper 0.00%
Sun Summit Minerals Corp., 144A
#*@∆
0.34 07/22/23 600,000 0
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0
0
Metal - Diversified 0.01%
Novo Resources Corp.
*
4.40 08/27/23 112,500 5,244
Metals & Mining 0.00%
St. Anthony Gold Corp., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.21%
Aris Gold Corp.
*
2.75 07/29/25 520,000 125,233
Non-Ferrous Metals 0.00%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
World Precious Minerals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
FireFox Gold Corp., 144A
#*@∆
$ 0.27 10/27/22 125,000 $ 0
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 0
0
Total Warrants 134,610
(cost $362,612 )
Call Options Purchased 0.28%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.19%
Barrick Gold Corp. $ 25.00 01/23 $ 3,937,500 1,575 53,550
Barrick Gold Corp. 18.00 01/23 63,000 35 6,055
Newmont Corp. 82.50 01/23 4,331,250 525 51,450
111,055
Precious Metals 0.09%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF 50.00 01/23 375,000 75 24,975
Hecla Mining Co. 5.00 01/23 341,000 682 30,008
54,983
Total Purchased Call Options 166,038
(premiums paid $842,380 )
Investments, at value 95.96% 56,704,106
(cost $91,755,582 )
Other assets and liabilities, net 4.04% 2,389,915
Net Assets 100.00% $ 59,094,021
Portfolio Allocation by Industry*
Based on Total Investments
June 30, 2022
Gold Mining 38.2%
Precious Metals 19.5%
Advanced Materials/Production 10.2%
Metal - Diversified 9.2%
Diversified Minerals 5.5%
Metal - Copper 4.3%
Silver Mining 3.8%
Other 9.3%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Gold and Precious Metals Fund
Common Stocks 92.22% Shares Value
Advanced Materials/Production 0.00%
Sixth Wave Innovations, Inc.
*
61,538 $ 2,391
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
7,786 2,964
Diamonds/Precious Stones 0.30%
Lucara Diamond Corp.
*
700,000 331,728
Diversified Minerals 5.32%
Alkane Resources, Ltd.
*
1,000,000 428,260
Caledonia Mining Corp. PLC 25,000 273,750
Calibre Mining Corp.
*
1,250,000 941,967
Firefinch , Ltd.
#*@
5,000,000 688,193
Leo Lithium, Ltd.
*
4,114,694 1,576,294
Mako Mining Corp.
*
3,500,000 747,747
Nomad Royalty Co., Ltd. 185,000 1,302,129
5,958,340
Enterprise Software/Services 0.09%
Abaxx Technologies, Inc.
*
109,000 97,382
Gold Mining 48.68%
Agnico Eagle Mines, Ltd. 35,000 1,601,600
Aris Gold Corp.
*
400,000 584,214
Black Cat Syndicate, Ltd.
*
4,393,940 914,179
Bonterra Resources, Inc.
*
300,000 214,419
Centamin PLC 3,000,000 2,868,152
Eldorado Gold Corp.
*
125,000 798,750
Franco-Nevada Corp. 20,000 2,631,600
GCM Mining Corp. 300,000 818,055
GoGold Resources, Inc.
*
825,000 1,313,898
Harmony Gold Mining Co., Ltd., ADR 500,000 1,565,000
i-80 Gold Corp.
*
1,000,000 1,802,362
K92 Mining, Inc.
*
2,500,000 15,090,895
Maverix Metals, Inc. 600,000 2,600,994
Mineros SA 3,350,000 2,238,191
Newmont Corp. 25,000 1,491,750
Northern Star Resources, Ltd. 100,000 469,071
Pantoro , Ltd.
*
11,500,000 1,511,173
Perseus Mining, Ltd. 530,000 575,070
Petropavlovsk PLC
*
4,886,855 56,127
Royal Gold, Inc. 17,500 1,868,650
Signal Gold, Inc.
*
2,000,000 582,660
Silver Lake Resources, Ltd.
*
575,000 477,962
Superior Gold, Inc.
*
3,500,000 2,120,883
Torex Gold Resources, Inc.
*
115,000 888,052
Wesdome Gold Mines, Ltd.
*
825,000 7,146,325

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Yamana Gold, Inc. 490,000 $ 2,278,500
54,508,532
Metal - Diversified 6.93%
Aclara Resources, Inc.
*
137,400 42,697
Filo Mining Corp.
*
40,000 553,139
Ivanhoe Mines, Ltd.
*
400,000 2,302,673
Mandalay Resources Corp.
*
250,000 534,105
Silver X Mining Corp.
*
8,000,000 1,274,083
Vox Royalty Corp.
*
1,400,000 3,056,246
7,762,943
Mining Services 2.10%
Capital, Ltd. 575,000 591,455
Empress Royalty Corp.
*
2,000,000 295,214
Orexplore Technologies, Ltd.
*
1,007,351 50,195
Star Royalties, Ltd.
*
3,500,000 1,413,922
2,350,786
Oil & Gas Drilling 1.97%
DDH1, Ltd. 5,000,000 2,204,583
Oil Field Machinery & Equipment 0.82%
Imdex , Ltd. 725,000 923,037
Platinum 3.47%
Impala Platinum Holdings, Ltd. 350,000 3,883,054
Precious Metals 10.01%
EMX Royalty Corp.
*
1,250,000 2,320,929
Magna Gold Corp.
*
1,040,000 254,506
Metalla Royalty & Streaming, Ltd.
*
300,000 1,438,005
Metalla Royalty & Streaming, Ltd.
*
50,000 241,500
Sailfish Royalty Corp. 310,000 296,225
SSR Mining, Inc. 100,000 1,670,000
Triple Flag Precious Metals Corp. 175,000 2,284,027
Wheaton Precious Metals Corp. 75,000 2,702,250
11,207,442
Real Estate Operating/Development 1.36%
Emerald Resources NL
*
2,000,000 1,522,332
Retail - Jewelry 2.80%
Mene , Inc.
*
1,025,000 477,781
Mene , Inc., 144A
#∆
5,714,285 2,663,588
3,141,369

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining 8.37%
Andean Precious Metals Corp.
*
1,000,000 $ 839,030
Aya Gold & Silver, Inc.
*
1,000,000 5,096,333
Fortuna Silver Mines, Inc.
*
500,000 1,421,691
Hochschild Mining PLC 500,000 588,291
Santacruz Silver Mining, Ltd.
*
4,000,000 932,256
Silvercorp Metals, Inc. 200,000 496,000
9,373,601
Total Common Stocks 103,270,484
(cost $95,743,032)
Corporate Non-Convertible Bonds 3.56%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.56%
Aris Gold Corp. 7.50 08/26/27 4,046,551 3,985,853
Total Corporate Non-Convertible Bonds 3,985,853
(cost $4,532,290)
Exchange Traded Funds 0.30% Shares
abrdn Platinum ETF Trust
*
1,155 95,981
VanEck Gold Miners ETF/USA 8,722 238,808
Total Exchange Traded Funds 334,789
(cost $427,348)
Warrants 0.29%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 11,961
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Gold and Precious Metals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.28%
Aris Gold Corp.
*
$ 2.75 07/29/25 1,274,000 $ 306,821
Empress Royalty Corp.
*
0.75 03/25/23 625,000 12,139
318,960
Total Warrants 330,921
(cost $0 )
Call Options Purchased 0.46%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.33%
Barrick Gold Corp. $ 25.00 01/23 $ 7,217,500 2,887 98,158
Barrick Gold Corp. 18.00 01/23 127,800 71 12,283
Newmont Corp. 82.50 01/23 21,656,250 2,625 257,250
367,691
Precious Metals 0.13%
Direxion Daily Gold Miners Index
Bull 2X Shares ETF 50.00 01/23 1,350,000 270 89,910
Hecla Mining Co. 5.00 01/23 643,000 1,286 56,584
146,494
Total Purchased Call Options 514,185
(premiums paid $2,679,161 )
Investments, at value 96.83% 108,436,232
(cost $103,381,831 )
Other assets and liabilities, net 3.17% 3,547,301
Net Assets 100.00% $ 111,983,533
Portfolio Allocation by Industry*
Based on Total Investments June 30, 2022
Gold Mining 54.4%
Precious Metals 10.4%
Silver Mining 8.6%
Metal - Diversified 7.2%
Diversified Minerals 5.5%
Platinum 3.6%
Other 10.3%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Emerging Europe Fund
Common Stocks 89.64% Shares Value
Automotive - Cars & Light Trucks 5.62%
Bayerische Motoren Werke AG 1,550 $ 120,157
Ford Otomotiv Sanayi AS 18,900 304,613
Mercedes-Benz Group AG 1,900 110,349
Volkswagen AG 400 73,154
608,273
Cellular Telecommunication 1.05%
Turkcell Iletisim Hizmetleri AS 116,000 113,167
Commercial Banks Non-US 24.25%
Alpha Services and Holdings SA
*
174,000 153,708
Banca Transilvania SA 632,000 300,274
Bank Millennium SA
*
80,000 69,627
Bank Polska Kasa Opieki SA 20,000 366,122
Eurobank Ergasias Services and Holdings SA
*
132,000 118,411
Komercni Banka AS 3,000 84,931
National Bank of Greece SA
*
35,000 104,705
OTP Bank Nyrt 31,700 711,214
Powszechna Kasa Oszczednosci Bank Polski SA
*
71,000 445,339
Yapi ve Kredi Bankasi AS 1,030,000 268,305
2,622,636
Dialysis Centers 0.23%
Fresenius Medical Care AG & Co. KGaA 500 25,050
Distribution/Wholesale 0.56%
Neuca SA 340 60,996
Diversified Manufacturing Operations 0.87%
Siemens AG 920 94,573
Diversified Operations 3.04%
KOC Holding AS 149,000 328,999
Electric - Distribution 2.57%
Enea SA
*
15,000 32,696
Tauron Polska Energia SA
*
318,000 245,313
278,009
Electric - Generation 5.02%
CEZ AS 10,800 487,318
RWE AG 1,500 55,479
542,797
Electric - Integrated 2.18%
PGE Polska Grupa Energetyczna SA
*
99,000 236,375

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Food - Retail 0.97%
Koninklijke Ahold Delhaize NV, ADR 4,000 $ 104,560
Lottery Services 0.60%
OPAP SA 4,500 64,725
Medical - Drugs 4.12%
Richter Gedeon Nyrt 24,600 445,211
Metal - Diversified 0.37%
Orsu Metals Corp., 144A
#*∆
402,500 39,868
Metal Processors & Fabricate 0.35%
Aurubis AG 550 37,529
Multi-line Insurance 1.06%
Allianz SE 598 114,643
Oil Companies - Exploration & Production 0.79%
Societatea Nationala de Gaze Naturale ROMGAZ SA 8,000 85,819
Oil Companies - Integrated 7.11%
Gazprom Neft PJSC
#
5,000 36,018
MOL Hungarian Oil & Gas PLC 70,500 545,349
OMV AG 550 25,867
OMV Petrom SA 1,565,000 162,152
769,386
Oil Refining & Marketing 6.00%
Grupa Lotos SA 7,500 115,765
Polski Koncern Naftowy ORLEN SA 19,500 299,434
Turkiye Petrol Rafinerileri AS
*
14,800 233,295
648,494
Property/Casualty Insurance 5.02%
Powszechny Zaklad Ubezpieczen SA 81,000 543,049
Retail - Regional Dept Store 1.91%
Pepco Group NV
*
26,500 206,126
Retail - Toy Store 4.10%
JUMBO SA 30,500 444,046
Steel - Producers 2.41%
Eregli Demir ve Celik Fabrikalari TAS 160,500 261,052
Telecom Services 2.08%
Orange Polska SA 161,000 225,332

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Telephone - Integrated 4.12%
Hellenic Telecommunications Organization SA 25,500 $ 445,354
Television 2.10%
Cyfrowy Polsat SA 48,000 227,378
Transportation - Marine 1.14%
AP Moller - Maersk A/S, Class A 53 123,011
Total Common Stocks 9,696,458
(cost $12,233,819)
Corporate Non-Convertible Bond 4.31%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 4.31%
Aris Gold Corp. 7.50 08/26/27 $ 473,178 466,080
(cost $473,178)
Exchange Traded Funds 1.60% Shares
Global X MSCI Greece ETF 5,000 118,550
Sprott Physical Uranium Trust
*
5,000 53,877
Total Exchange Traded Funds 172,427
(cost $191,635)
Warrant 0.22%
Exercise
Price
Exp.
Date
Mining Services 0.22%
Aris Gold Corp.
*
$ 2.75 07/29/25 100,000 24,083
(cost $0 )
Call Options Purchased 0.68%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund-Russia 0.01%
VanEck Russia ETF
#
$ 16.00 01/23 $ 1,600,000 1,000 1,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
Emerging Europe Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Call Options
Purchased (cont’d)
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Oil Companies - Integrated 0.67%
BP PLC $ 34.00 01/23 $ 680,000 200 $ 26,400
Exxon Mobil Corp. 110.00 01/23 1,100,000 100 24,500
TotalEnergies SE 60.00 01/23 600,000 100 22,000
72,900
Total Purchased Call Options 73,900
(premiums paid $420,980 )
Investments, at value 96.45% 10,432,948
(cost $13,319,612 )
Other assets and liabilities, net 3.55% 383,733
Net Assets 100.00% $ 10,816,681
Country Distribution*
Based on Total Investments
June 30, 2022
Poland 27.5%
Hungary 16.3%
Turkey 14.5%
Greece 12.8%
Germany 6.0%
Czech Republic 5.5%
Canada 5.2%
Romania 5.2%
Other 7.0%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
China Region Fund
Common Stocks 84.49% Shares Value
Automotive - Cars & Light Trucks 3.03%
Yadea Group Holdings, Ltd. 118,000 $ 231,423
Automotive - Medium & Heavy Duty Trucks 2.75%
Sinotruk Hong Kong, Ltd. 149,000 209,708
Brewery 4.80%
China Resources Beer Holdings Co., Ltd. 49,000 366,176
Building Products - Doors & Windows 3.58%
Xinyi Glass Holdings, Ltd. 113,000 272,643
Chemicals - Diversified 0.99%
Dongyue Group, Ltd. 60,000 75,268
Chemicals - Specialty 5.31%
Daqo New Energy Corp., ADR
*
3,175 226,632
Kingboard Laminates Holdings, Ltd. 144,000 177,939
404,571
Circuit Boards 2.74%
Unimicron Technology Corp. 39,000 208,722
Coal 0.27%
Shougang Fushan Resources Group, Ltd. 50,000 20,765
Computers 2.85%
Lenovo Group, Ltd. 231,000 217,073
Computers - Memory Devices 1.48%
ASPEED Technology, Inc. 1,760 112,970
Distribution/Wholesale 1.67%
Theme International Holdings, Ltd.
*
945,000 127,722
E-Commerce/Products 0.94%
Alibaba Group Holding, Ltd., ADR
*
630 71,618
Electronic Components - Semiconductors 5.82%
ASE Technology Holding Co., Ltd. 42,000 108,172
SK Hynix, Inc. 4,750 335,417
443,589
Gold Mining 4.47%
Zijin Mining Group Co., Ltd., H Shares 280,000 340,728

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
China Region Fund
Common Stocks (cont’d) Shares Value
Internet Content - Info 4.53%
Meituan , Class B
*
3,724 $ 92,929
Tencent Holdings, Ltd., ADR 5,565 252,595
345,524
Machinery - General Industrial 1.76%
LK Technology Holdings, Ltd. 70,000 134,382
Medical - Drugs 2.09%
Sino Biopharmaceutical, Ltd. 250,000 159,406
Medical - Outpatient/Home Med 1.59%
EC Healthcare 120,000 121,085
Motorcycle/Motor Scooter 0.36%
Niu Technologies, ADR
*
3,200 27,520
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Real Estate Management/Services 0.45%
Powerlong Commercial Management Holdings, Ltd. 25,000 17,017
Shimao Services Holdings, Ltd.
*
35,000 16,989
34,006
Retail - Apparel/Shoe 7.70%
Bosideng International Holdings, Ltd. 285,000 177,062
Li Ning Co., Ltd. 44,000 409,688
586,750
Retail - Jewelry 5.33%
Chow Tai Fook Jewellery Group, Ltd. 215,000 406,111
Schools 0.23%
China Yuhua Education Corp., Ltd.
*
100,000 17,715
Semiconductor Components - Integrated Circuit 7.53%
Global Unichip Corp. 7,000 113,534
Nanya Technology Corp. 120,000 199,712
United Microelectronics Corp. 195,000 260,654
573,900
Transportation - Marine 12.22%
COSCO SHIPPING Holdings Co., Ltd. 248,000 348,103
Orient Overseas International, Ltd. 13,000 346,364
SITC International Holdings Co., Ltd. 83,500 237,489
931,956
Total Common Stocks (cost $7,503,958) 6,441,331

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
China Region Fund
Corporate Non-Convertible Bond 3.24%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 3.24%
Aris Gold Corp. 7.50 08/26/27 $ 250,784 $ 247,023
(cost $250,760)
Exchange Traded Funds 1.35% Shares
Direxion Daily FTSE China Bull 3X Shares ETF 450 44,384
KraneShares Bosera MSCI China A 50 Connect Index ETF 1,500 58,215
Total Exchange Traded Funds 102,599
(cost $85,234)
Warrant 0.16%
Exercise
Price
Exp.
Date
Mining Services 0.16%
Aris Gold Corp.
*
$ 2.75 07/29/25 52,000 12,523
(cost $0 )
Call Options Purchased 4.08%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund - China 2.26%
Direxion Daily FTSE China Bull 3X
Shares ETF $ 150.00 01/23 $ 300,000 20 22,400
Invesco China Technology ETF 45.00 09/22 202,500 45 33,300
Invesco China Technology ETF 53.00 12/22 1,325,000 250 116,250
171,950
Diversified Banking Institution 0.54%
HSBC Holdings PLC 34.00 12/22 680,000 200 41,000
E-Commerce/Products 1.28%
Alibaba Group Holding, Ltd. 135.00 01/23 1,080,000 80 98,000
Total Purchased Call Options 310,950
(premiums paid $218,179 )
Investments, at value 93.32% 7,114,426
(cost $8,058,131 )
Other assets and liabilities, net 6.68% 509,076
Net Assets 100.00% $ 7,623,502

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2022
China Region Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Country Distribution*
Based on Total Investments
June 30, 2022
China 35.9%
Hong Kong 35.8%
Taiwan, Province of China 14.1%
United States 5.8%
Republic of Korea 4.7%
Canada 3.7%
Total 100.0%

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2022.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2022.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at June 30, 2022, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2022, were 0.00% of Global Luxury Goods Fund, 1.48% of Global Resources
Fund, 0.48% of World Precious Minerals Fund, 0.62% of Gold And Precious Metals Fund and
0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2022 amounted to $33,308,
0.08%, of Global Luxury Goods Fund, $304,948, 0.53%, of Global Resources Fund, $765,845,
1.30%, of World Precious Minerals Fund, $2,663,588, 2.38%, of Gold And Precious Metals
Fund, $39,868, 0.37%, of Emerging Europe Fund and $0, 0.00%, of China Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

The following table summarizes the valuation of each Fund’s securities as of June 30, 2022, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 31,608,205 $ – $ 31,608,205
Exchange Traded Fund 1,765,800 – – 1,765,800
Investments, at Value $ 1,765,800 $ 31,608,205 $ – $ 33,374,005
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 24,575,450 $ – $ 24,575,450
Exchange Traded Funds 3,281,085 – – 3,281,085
Investments, at Value $ 3,281,085 $ 24,575,450 $ – $ 27,856,535
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,323,807 $ 4,317,118 $ – $ 5,640,925
Automotive - Cars & Light
Trucks 5,391,561 3,130,783 – 8,522,344
Beverages - Wine/Spirits – 4,401,643 – 4,401,643
Cosmetics & Toiletries 1,952,611 – – 1,952,611
Cruise Lines 1,001,917 – – 1,001,917
Energy - Alternate Sources – – 0 0
Finance - Credit Card 1,455,510 – – 1,455,510
Finance - Mortgage Loan/
Banker 6,506 – – 6,506
Gold Mining 1,532,593 351,323 – 1,883,916
Home Furnishings 747,950 – – 747,950
Hotels & Motels 1,264,893 531,480 – 1,796,373

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Investment Management/
Advisory Services $ – $ 835,022 $ – $ 835,022
Metal - Diversified 374,184 – – 374,184
Motorcycle/Motor Scooter 728,180 – – 728,180
Oil Companies - Exploration
& Production 32,240 – – 32,240
Photo Equipment & Supplies – 207,573 – 207,573
Platinum 299,100 – – 299,100
Precious Metals 432,360 – – 432,360
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe – 387,774 – 387,774
Retail - Home Furnishings 754,460 – – 754,460
Retail - Jewelry – 1,312,271 – 1,312,271
Retail - Restaurants 2,024,335 – – 2,024,335
Silver Mining – 176,487 – 176,487
Textile - Apparel 2,552,809 – – 2,552,809
Corporate Non-Convertible Bond – 815,640 – 815,640
Warrants
Enterprise Software/
Services – 7,476 – 7,476
Oil Companies - Exploration
& Production 1,068 – – 1,068
Retail - Jewelry – 5,011 – 5,011
Investments, at Value 21,876,084 16,479,601 0 38,355,685
Other Financial Instruments
†
Currency Contracts – 44,606 – 44,606
Total Assets $ 21,876,084 $ 16,524,207 $ – $ 38,400,291
Liabilities
Other Financial Instruments
†
Currency Contracts – (101,606) – (101,606)
Total Liabilities $ – $ (101,606) $ – $ (101,606)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,937,733 $ – $ – $ 1,937,733
Agricultural Chemicals 1,299,140 – – 1,299,140
Agricultural Operations – 759,618 – 759,618
Building & Construction
Products - Miscellaneous 262,050 – – 262,050
Building Products - Wood 302,284 – – 302,284
Chemicals - Diversified 27,191 – – 27,191
Coal – – 0 0
Diamonds/Precious Stones 724,829 – – 724,829
Distribution/Wholesale 240,833 – – 240,833
Diversified Minerals 4,043,023 308,416 – 4,351,439
Energy - Alternate Sources 311,400 124,301 0 435,701
Enterprise Software/
Services 380,671 893,412 – 1,274,083
Food - Miscellaneous/
Diversified 297,157 – – 297,157
Food - Wholesale/
Distribution 44,671 – – 44,671
Forestry 306,930 – – 306,930
Gold Mining 1,792,939 203,435 0 1,996,374
Industrial Gases 575,060 296,126 – 871,186
Machinery - Electric Utilities 495,000 – – 495,000
Metal - Aluminum 227,900 – – 227,900
Metal - Copper 1,590,662 – – 1,590,662
Metal - Diversified 8,630,879 1,517,232 – 10,148,111
Metal - Iron – – 0 0
Mining Services 1,237,387 – – 1,237,387
Natural Resource
Technology – – 120,741 120,741
Non-Ferrous Metals 1,500,155 – 0 1,500,155
Oil - Field Services 1,056,320 – – 1,056,320
Oil - US Royalty Trusts 4,065,198 366,390 – 4,431,588
Oil Companies - Exploration
& Production 6,282,038 – – 6,282,038
Oil Companies - Integrated 2,790,800 – – 2,790,800
Oil Refining & Marketing 1,330,035 – – 1,330,035
Pipelines 997,725 – – 997,725
Platinum 120,416 – – 120,416
Precious Metals 808,926 199,140 – 1,008,066
Real Estate Operating/
Development 396,209 – 0 396,209
REITS - Diversified 1,002,600 – – 1,002,600
Retail - Jewelry 349,596 – – 349,596

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Preferred Stock
Chemicals - Specialty $ – $ 536,113 $ – $ 536,113
Corporate Non-Convertible
Bonds – 1,584,733 – 1,584,733
Exchange Traded Funds 111,406 – – 111,406
Warrants
Advanced Materials/
Production – 0 – 0
Diversified Minerals – 7,186 – 7,186
Enterprise Software/
Services – 4,486 – 4,486
Metal - Copper – 583 – 583
Mining Services 89,322 – – 89,322
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 123,415 – 0 123,415
Investment Company 35,718 – – 35,718
Purchased Call Options 94,315 41,160 – 135,475
Investments, at Value 45,881,933 6,842,331 120,741 52,845,005
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 5,804,788 $ – $ – $ 5,804,788
Chemicals - Diversified 219 – – 219
Coal – – 0 0
Diamonds/Precious Stones 1,398,384 – – 1,398,384
Diversified Minerals 2,098,708 1,016,820 1,554 3,117,082
Enterprise Software/
Services – 7,182 – 7,182
Financial Services – 3,759 – 3,759
Gold Mineral Exploration &
Development 279,677 – – 279,677
Gold Mining 18,289,856 2,133,593 101,966 20,525,415
Metal - Copper 2,433,512 – – 2,433,512
Metal - Diversified 4,347,562 857,187 – 5,204,749

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Metal - Iron $ – $ – $ 0 $ 0
Mining Services 23,306 380,006 – 403,312
Non-Ferrous Metals 326,290 – – 326,290
Oil Companies - Exploration
& Production – – 0 0
Oil Field Machinery &
Equipment – 159,144 – 159,144
Optical Recognition
Equipment 1,455 – – 1,455
Platinum 395,432 – – 395,432
Precious Metals 10,128,344 852,631 – 10,980,975
Real Estate Operating/
Development 881,992 – – 881,992
Retail - Jewelry 978,869 – – 978,869
Silver Mining 2,136,925 – – 2,136,925
Corporate Non-Convertible Bond – 1,025,377 – 1,025,377
Exchange Traded Fund 159,461 – – 159,461
Subscription Receipt – – 179,459 179,459
Warrants
Diversified Minerals 4,133 0 – 4,133
Gold Mineral Exploration &
Development – 0 0 0
Gold Mining – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified 5,244 – – 5,244
Metals & Mining – 0 – 0
Mining Services 125,233 – – 125,233
Non-Ferrous Metals – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options 114,588 51,450 – 166,038
Investments, at Value 49,933,978 6,487,149 282,979 56,704,106

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,391 $ – $ – $ 2,391
Chemicals - Diversified 2,964 – – 2,964
Diamonds/Precious Stones 331,728 – – 331,728
Diversified Minerals 4,841,887 1,116,453 – 5,958,340
Enterprise Software/
Services – 97,382 – 97,382
Gold Mining 47,636,798 6,871,734 – 54,508,532
Metal - Diversified 7,762,943 – – 7,762,943
Mining Services 1,709,136 641,650 – 2,350,786
Oil & Gas Drilling – 2,204,583 – 2,204,583
Oil Field Machinery &
Equipment – 923,037 – 923,037
Platinum – 3,883,054 – 3,883,054
Precious Metals 11,207,442 – – 11,207,442
Real Estate Operating/
Development – 1,522,332 – 1,522,332
Retail - Jewelry 3,141,369 – – 3,141,369
Silver Mining 8,785,310 588,291 – 9,373,601
Corporate Non-Convertible
Bonds – 3,985,853 0 3,985,853
Exchange Traded Funds 334,789 – – 334,789
Warrants
Enterprise Software/
Services – 11,961 – 11,961
Metal - Diversified – 0 – 0
Mining Services 318,960 – – 318,960
Purchased Call Options 256,935 257,250 – 514,185
Investments, at Value $ 86,332,652 $ 22,103,580 $ – $ 108,436,232

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 608,273 $ – $ 608,273
Cellular Telecommunication – 113,167 – 113,167
Commercial Banks Non-US – 2,622,636 – 2,622,636
Dialysis Centers – 25,050 – 25,050
Distribution/Wholesale – 60,996 – 60,996
Diversified Manufacturing
Operations – 94,573 – 94,573
Diversified Operations – 328,999 – 328,999
Electric - Distribution – 278,009 – 278,009
Electric - Generation – 542,797 – 542,797
Electric - Integrated – 236,375 – 236,375
Food - Retail 104,560 – – 104,560
Lottery Services – 64,725 – 64,725
Medical - Drugs – 445,211 – 445,211
Metal - Diversified 39,868 – – 39,868
Metal Processors &
Fabricate – 37,529 – 37,529
Multi-line Insurance – 114,643 – 114,643
Oil Companies - Exploration
& Production – 85,819 – 85,819
Oil Companies - Integrated 36,018 733,368 – 769,386
Oil Refining & Marketing – 648,494 – 648,494
Property/Casualty Insurance – 543,049 – 543,049
Retail - Regional Dept Store – 206,126 – 206,126
Retail - Toy Store – 444,046 – 444,046
Steel - Producers – 261,052 – 261,052
Telecom Services – 225,332 – 225,332
Telephone - Integrated – 445,354 – 445,354
Television – 227,378 – 227,378
Transportation - Marine – 123,011 – 123,011
Corporate Non-Convertible Bond – 466,080 – 466,080
Exchange Traded Funds 172,427 – – 172,427
Warrant
Mining Services 24,083 – – 24,083
Purchased Call Options 51,900 22,000 – 73,900
Investments, at Value $ 428,856 $ 10,004,092 $ – $ 10,432,948
Other Financial Instruments
†
Currency Contracts – 96,561 – 96,561
Total Assets $ 428,856 $ 10,100,653 $ – $ 10,529,509

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Liabilities
Other Financial Instruments
†
Currency Contracts $ – $ (108,165) $ – $ (108,165)
Total Liabilities $ – $ (108,165) $ – $ (108,165)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 231,423 $ – $ 231,423
Automotive - Medium &
Heavy Duty Trucks – 209,708 – 209,708
Brewery – 366,176 – 366,176
Building Products - Doors &
Windows – 272,643 – 272,643
Chemicals - Diversified – 75,268 – 75,268
Chemicals - Specialty 226,632 177,939 – 404,571
Circuit Boards – 208,722 – 208,722
Coal – 20,765 – 20,765
Computers – 217,073 – 217,073
Computers - Memory
Devices – 112,970 – 112,970
Distribution/Wholesale – 127,722 – 127,722
E-Commerce/Products 71,618 – – 71,618
Electronic Components
- Semiconductors – 443,589 – 443,589
Gold Mining – 340,728 – 340,728
Internet Content - Info 252,595 92,929 – 345,524
Machinery - General
Industrial – 134,382 – 134,382
Medical - Drugs – 159,406 – 159,406
Medical - Outpatient/Home
Med – 121,085 – 121,085
Motorcycle/Motor Scooter 27,520 – – 27,520
Non-Ferrous Metals – – 0 0
Real Estate Management/
Services – 34,006 – 34,006
Retail - Apparel/Shoe – 586,750 – 586,750
Retail - Jewelry – 406,111 – 406,111

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2022 through June 30, 2022:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Schools $ – $ 17,715 $ – $ 17,715
Semiconductor Components
- Integrated Circuit – 573,900 – 573,900
Transportation - Marine – 931,956 – 931,956
Corporate Non-Convertible Bond – 247,023 – 247,023
Exchange Traded Funds 102,599 – – 102,599
Warrant
Mining Services 12,523 – – 12,523
Purchased Call Options 139,000 171,950 – 310,950
Investments, at Value $ 832,487 $ 6,281,939 $ 0 $ 7,114,426
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 06/30/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/22
(1)
$ — $ —
Common
Stocks
Subscription
Receipt Total
Global Resources Fund
Beginning Balance 12/31/21 $ 807,328 $ 166,014 $ 973,342
Transfers out of Level 3 (567,932) (141,583) (709,515)
Corporate action (3,687) — (3,687)
Net change in unrealized appreciation (depreciation) (114,968) (24,431) (139,399)
Ending Balance 06/30/22 $ 120,741 $ — $ 120,741
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/22
(1)
$ 107,645 $ — $ 107,645

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

(
Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Common
Stock
Subscription
Receipt Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/21 $ 713,805 $ 182,616 $ 0 $ 896,421
Transfers out of Level 3 (24,001) — — (24,001)
Corporate Action 1,926 — — 1,926
Net change in unrealized appreciation (depreciation) (588,210) (3,157) 0 (591,367)
Ending Balance 06/30/22 $ 103,520 $ 179,459 $ 0 $ 282,979
Net change in unrealized appreciation (depreciation)
from Investments held as of 06/30/22
(1)
$ (61,111) $ (3,157) $ 0 $ (64,268)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/21 $ 174,843 $ 0 $ 174,843
Corporate Action 7,245 — 7,245
Transfers out of Level 3 (90,456) — (90,456)
Net change in unrealized appreciation (depreciation) (91,632) — (91,632)
Ending Balance 06/30/22 $ — $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/22
(1)
$ — $ — $ —
Common
Stocks Total
China Region Fund
Beginning Balance 12/31/21 $ 0 $ 0
Ending Balance 06/30/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/22
(1)
$ — $ —
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2022.
Fair Value at
06/30/22
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 30% - 100% discount
(92% discount)
Common Stocks 120,741 Market Transaction
(1)
Discount

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2022.
Fair Value at
06/30/22
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(80% discount)
Common Stocks 103,520 Market Transaction
(1)
Discount
Special Warrants 0 Market Transaction
(1)
Discount 100%
Subscription Receipt 179,459 Market Transaction
(1)
Discount 0%
Gold and Precious Metals Fund
Investments in Securities
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2021 Additions Reductions June 30, 2022
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
June 30 ,
2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

At June 30, 2022, the value of investments in affiliated companies was $0, representing 0% of net assets, and the total cost was $27,968,676.
At June 30, 2022, the value of investments in affiliated companies was $5,114,785, representing
8.66% of net assets, and the total cost was $6,857,350.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2021 Additions Reductions June 30, 2022
Barsele Minerals Corp. 7,500,000 — — 7,500,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. — 1,250,000 — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
Olive Resource Capital, Inc. (formerly
Norvista Capital Corp.) 4,000,000 — — 4,000,000
Polarx , Ltd. 37,463,888 — (1,000,000) 36,463,888
(a)
TriStar Gold, Inc. 28,750,000 — — 28,750,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
June 30,
2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,142,417 $ — $ — $ 1,602,315 $ — $ – $ (1,540,102)
Kesselrun
Resources, Ltd. 513,854 — — 194,220 — – (319,634)
Kesselrun
Resources, Ltd. — — — — — – –
Mammoth
Resources Corp. 434,800 — — 170,914 — – (263,886)
Olive Resource
Capital, Inc.
(formerly Norvista
Capital Corp.) 252,974 — — 132,070 — – (120,904)
Polarx , Ltd. 970,071 — (10,865) 403,412
a)
— (67,037) (488,757)
TriStar Gold, Inc. 4,659,275 — — 3,015,266 — – (1,644,009)
$ 9,973,391 $ — $ — $ 5,518,197 $ — $ (67,037) $ (4,377,292)
(a) At June 30, 2022, the company was no longer defined as an affiliate, although it was an affiliate company during the period.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2022

As of June 30, 2022, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of June 30, 2022, the total cost of restricted securities was $7,473,544, and the total value was
$120,741, representing 0.21% of net assets.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 33,995,312
Assets
Investments, at value:
Securities of unaffiliated issuers $ 33,374,005
Cash 2,071,123
Unrealized gain on forward foreign currency contracts –
Foreign currencies (Cost $0, $748, $912,874 and $0) –
Receivables:
Dividends and interest 53,414
Capital shares sold 3,177
Investments sold –
From adviser 5,039
Prepaid expenses 14,693
Total Assets 35,521,451
Liabilities
Unrealized loss on forward foreign currency contracts –
Due to custodian –
Payables:
Capital shares redeemed 497
Distributions payable 509
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 8,105
Other expenses 22,056
Total Liabilities 31,167
Net Assets $ 35,490,284
Net Assets Consist of:
Paid-in capital $ 36,104,187
Distributable earnings (613,903)
Net assets applicable to capital shares outstanding $ 35,490,284
By share class
Net Assets
Investor Class $ 35,490,284
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 18,131,603
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.96

June 30, 2022

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 29,139,250 $ 43,908,868 $ 97,100,298
$ 27,856,535 $ 38,355,685 $ 52,845,005
7,507,308 1,167,483 3,632,379
– 50,676 –
– 745 913,587
324,234 111,883 105,510
15,805 1,367 19,726
– – 61,879
7,687 109,633 –
15,754 16,990 16,875
35,727,323 39,814,462 57,594,961
– 144,696 –
– – –
22,244 3,100 52,379
– – –
– – 49,519
– 8,293 21,980
7,471 8,521 13,803
27,080 20,850 57,334
56,795 185,460 195,015
$ 35,670,528 $ 39,629,002 $ 57,399,946
$ 38,136,093 $ 46,081,006 $ 337,150,992
(2,465,565) (6,452,004) (279,751,046)
$ 35,670,528 $ 39,629,002 $ 57,399,946
$ 35,670,528 $ 39,629,002 $ 57,399,946
16,805,201 2,505,641 11,737,386
$ 2.12 $ 15.82 $ 4.89

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
World Precious Minerals
Fund
Investments, at identified cost $ 91,755,582
Assets
Investments, at value:
Securities of unaffiliated issuers $ 51,589,321
Securities of affiliated issuers 5,114,785
Cash 1,597,766
Unrealized gain on forward foreign currency contracts –
Foreign currencies (Cost $304,305, $19,741, $272,599 and $4,264) 305,880
Receivables:
Dividends and interest 2,062
Capital shares sold 508,300
Investments sold 51,702
From adviser –
Prepaid expenses 18,372
Total Assets 59,188,188
Liabilities
Unrealized loss on forward foreign currency contracts –
Due to custodian –
Payables:
Capital shares redeemed 7,533
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 17,249
Administration and Transfer Agent fees 12,785
Other expenses 56,600
Total Liabilities 94,167
Net Assets $ 59,094,021
Net Assets Consist of:
Paid-in capital $ 457,230,741
Distributable earnings (398,136,720)
Net assets applicable to capital shares outstanding $ 59,094,021
By share class
Net Assets
Investor Class $ 59,094,021
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 32,458,294
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.82

June 30, 2022

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 103,381,831 $ 13,319,612 $ 8,058,131
$ 108,436,232 $ 10,432,948 $ 7,114,426
– – –
3,489,601 81,754 413,359
– 96,561 –
19,795 343,996 4,264
91,203 50,614 110,353
110,586 179 60
5,819 – –
– – 5,604
20,713 15,492 10,534
112,173,949 11,021,544 7,658,600
– 116,400 –
– – –
25,315 200 6,100
– 52,006 –
63,926 8,556 –
21,271 4,084 5,548
79,904 23,617 23,600
190,416 204,863 35,248
$ 111,983,533 $ 10,816,681 $ 7,623,352
$ 174,714,460 $ 41,824,679 $ 10,556,251
(62,730,927) (31,007,998) (2,932,749)
$ 111,983,533 $ 10,816,681 $ 7,623,502
$ 111,983,533 $ 10,816,681 $ 7,623,502
11,703,859 3,027,655 1,310,230
$ 9.57 $ 3.57 $ 5.82

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 3,824
Foreign tax withheld on dividends –
Net dividends 3,824
Interest and other 79,057
Total income
82,881
Expenses:
Management fee 88,981
Administrative services fee 35,738
Administrative services fee - Investor Class 8,898
Distribution plan fee –
Transfer agent fees and expenses 14,974
Professional fees 13,925
Custodian fees 1,937
Shareholder reporting expenses 7,701
Registration fees 10,341
Trustee fees and expenses 4,195
Chief compliance officer fees 2,007
Miscellaneous expenses 16,479
Total expenses before reductions 205,176
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(116,196)
Net expenses 88,980
Net Investment  Income 2,799
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
–
Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions – Note 4
–
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
–
Net change in unrealized depreciation of:
Investments in unaffiliated issuers
(534,407)
Other assets and liabilities denominated in foreign currencies
–
Forward currency contracts
–
Net change in unrealized depreciation (534,407)
Net Realized and Unrealized Gain (Loss) on Investments (534,407)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (531,608)

For the Six Months Ended June 30, 2022

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 11,860 $ 1,181,636 $ 544,116
– (83,240) (25,286)
11,860 1,098,396 518,830
178,021 43,924 58,114
189,881 1,142,320 576,944
82,471 195,715 240,470
34,152 49,059 68,013
– – –
– 60,102 85,846
11,187 16,041 25,438
13,532 15,754 19,450
3,520 12,452 13,584
7,884 8,675 9,659
10,922 9,656 11,421
4,093 4,697 5,798
1,861 2,706 3,870
28,151 28,522 52,121
197,773 403,379 535,670
(1,646) (766) (270)
(121,904) (14,571) –
74,223 388,042 535,400
115,658 754,278 41,544
– (617,323) 2,526,866
– 0 –
– (71,193) (15,815)
– 181,965 –
– (506,551) 2,511,051
(1,713,499) (16,638,162) (11,723,770)
– (1,076) (15,023)
– (94,020) –
(1,713,499) (16,733,258) (11,738,793)
(1,713,499) (17,239,809) (9,227,742)
$ (1,597,841) $ (16,485,531) $ (9,186,198)

Statements of Operations (unaudited)

See accompanying notes to financial statements.
World Precious Minerals
Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 24,325
Foreign tax withheld on dividends (6,120)
Net dividends 18,205
Interest and other 54,536
Total income
72,741
Expenses:
Management fee 299,833
Administrative services fee 74,093
Administrative services fee - Investor Class –
Distribution plan fee 100,043
Transfer agent fees and expenses 32,560
Professional fees 19,880
Custodian fees 14,361
Shareholder reporting expenses 10,388
Registration fees 11,197
Trustee fees and expenses 6,166
Chief compliance officer fees 4,502
Miscellaneous expenses 53,869
Total expenses before reductions 626,892
Expenses offset - Note 1 H
(650)
Expenses reimbursed - Note 3
–
Net expenses 626,242
Net Investment  Income (Loss) (553,501)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
2,548,579
Securities from affiliated issuers
(67,037)
Foreign currency transactions
(11,119)
Forward currency contract transactions
–
Foreign capital gains taxes
–
Net realized gain (loss)
2,470,423
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(23,677,264)
Investments in affiliated issuers
(3,388,632)
Other assets and liabilities denominated in foreign currencies
(5,822)
Forward currency contracts
–
Deferred foreign capital gains taxes
–
Net change in unrealized depreciation (27,071,718)
Net Realized and Unrealized Gain (Loss) on Investments (24,601,295)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (25,154,796)

For the Six Months Ended June 30, 2022

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 701,711 $ 390,330 $ 223,623
(96,393) (37,665) (14,703)
605,318 352,665 208,920
211,954 24,485 13,141
817,272 377,150 222,061
500,722 113,049 43,596
112,979 30,461 31,709
– 3,799 2,007
173,294 18,996 10,034
34,964 11,066 10,969
29,798 10,097 9,270
19,375 14,930 5,497
12,212 7,507 6,931
11,692 10,658 13,255
9,022 3,079 2,826
7,809 857 452
85,051 37,190 23,195
996,918 261,689 159,741
(4,622) (37) (286)
– (32,295) (63,683)
992,296 229,357 95,772
(175,024) 147,793 126,289
9,720,696 (6,682,307) (1,360,973)
– – –
(27,695) (120,479) (5,257)
– 150,625 –
– – 755
9,693,001 (6,652,161) (1,365,475)
(36,511,730) (4,084,474) (185,838)
– – –
173 72,442 (721)
– 25,450 –
– (1,013) –
(36,511,557) (3,987,595) (186,559)
(26,818,556) (10,639,756) (1,552,034)
$ (26,993,580) $ (10,491,963) $ (1,425,745)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 2,799 $ (124,772)
Net realized gain (loss) – 9,916
Net change in unrealized appreciation (depreciation) (534,407) (105,824)
Net increase (decrease) in net assets from operations (531,608) (220,680)
Distributions to shareholders
Investor Class (2,810) (24,036)
Total distributions paid (2,810) (24,036)
From capital share transactions:
Proceeds from shares sold
Investor Class 8,150,806 15,248,670
Distributions reinvested
Investor Class 2,301 20,448
8,153,107 15,269,118
Cost of shares redeemed
Investor Class (10,132,510) (17,282,045)
Net increase (decrease) in net assets from capital
share transactions (1,979,403) (2,012,927)
Net Increase (Decrease) in Net Assets (2,513,821) (2,257,643)
Net Assets
Beginning of period 38,004,105 40,261,748
End of period $ 35,490,284 $ 38,004,105
Capital Share Activity
Investor Class
Shares sold 4,148,171 7,633,018
Shares reinvested 1,174 10,276
Shares redeemed (5,145,772) (8,652,033)
Net capital share activity (996,427) (1,008,739)

Near-Term Tax Free Fund Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
(Unaudited) (Unaudited)
$ 115,658 $ 323,772 $ 754,278 $ (319,815)
– 3,318 (506,551) 9,475,149
(1,713,499) (427,184) (16,733,258) 2,623,002
(1,597,841) (100,094) (16,485,531) 11,778,336
(114,173) (326,150) – (7,749,416)
(114,173) (326,150) – (7,749,416)
9,047,879 13,242,236 1,480,548 4,599,581
103,575 300,990 – 7,370,340
9,151,454 13,543,226 1,480,548 11,969,921
(7,157,629) (19,490,218) (3,033,280) (7,898,403)
1,993,825 (5,946,992) (1,552,732) 4,071,518
281,811 (6,373,236) (18,038,263) 8,100,438
35,388,717 41,761,953 57,667,265 49,566,827
$ 35,670,528 $ 35,388,717 $ 39,629,002 $ 57,667,265
4,206,144 5,888,903 73,834 195,722
48,300 134,289 – 332,147
(3,308,174) (8,682,379) (154,539) (349,193)
946,270 (2,659,187) (80,705) 178,676

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 41,544 $ (153,276)
Net realized gain 2,511,051 12,858,639
Net change in unrealized depreciation (11,738,793) (4,314,220)
Net increase (decrease) in net assets from operations (9,186,198) 8,391,143
Distributions to shareholders
Investor Class – (10,949,637)
Total distributions paid – (10,949,637)
From capital share transactions:
Proceeds from shares sold
Investor Class 2,508,384 9,369,121
Distributions reinvested
Investor Class – 10,463,717
2,508,384 19,832,838
Cost of shares redeemed
Investor Class (3,742,960) (13,344,667)
Net increase (decrease) in net assets from capital
share transactions (1,234,576) 6,488,171
Net Increase (Decrease) in Net Assets (10,420,774) 3,929,677
Net Assets
Beginning of period 67,820,720 63,891,043
End of period $ 57,399,946 $ 67,820,720
Capital Share Activity
Investor Class
Shares sold 427,127 1,423,126
Shares reinvested – 1,895,601
Shares redeemed (642,335) (2,059,428)
Net capital share activity (215,208) 1,259,299

World Precious Minerals Fund Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
(Unaudited) (Unaudited)
$ (553,501) $ (1,862,372) $ (175,024) $ (110,147)
2,470,423 2,196,695 9,693,001 6,697,513
(27,071,718) (16,585,163) (36,511,557) (24,130,445)
(25,154,796) (16,250,840) (26,993,580) (17,543,079)
– (37,944,772) – (2,957,464)
– (37,944,772) – (2,957,464)
15,186,103 38,610,718 22,083,462 49,425,365
– 35,816,306 – 2,755,072
15,186,103 74,427,024 22,083,462 52,180,437
(20,249,830) (47,166,213) (24,334,771) (50,769,361)
(5,063,727) 27,260,811 (2,251,309) 1,411,076
(30,218,523) (26,934,801) (29,244,889) (19,089,467)
89,312,544 116,247,345 141,228,422 160,317,889
$ 59,094,021 $ 89,312,544 $ 111,983,533 $ 141,228,422
6,429,339 7,861,349 1,814,716 3,879,806
– 14,500,529 – 238,010
(8,540,133) (9,890,423) (2,066,725) (4,015,355)
(2,110,794) 12,471,455 (252,009) 102,461

Statements of Changes in Net Assets

See accompanying notes to financial statements.
m
Emerging Europe Fund
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 147,793 $ 552,438
Net realized gain (loss) (6,652,161) 4,209,901
Net change in unrealized depreciation (3,987,596) (1,963,563)
Net increase (decrease) in net assets from operations (10,491,964) 2,798,776
Distributions to shareholders
Investor Class – (194,458)
Total distributions paid – (194,458)
From capital share transactions:
Proceeds from shares sold
Investor Class 513,317 999,665
Distributions reinvested
Investor Class – 187,611
513,317 1,187,276
Cost of shares redeemed
Investor Class (2,672,088) (4,599,687)
Net decrease in net assets from capital
share transactions (2,158,771) (3,412,411)
Net Decrease in Net Assets (12,650,735) (808,093)
Net Assets
Beginning of period 23,467,416 24,275,509
End of period $ 10,816,681 $ 23,467,416
Capital Share Activity
Investor Class
Shares sold 114,694 152,551
Shares reinvested – 28,085
Shares redeemed (556,557) (692,125)
Net capital share activity (441,863) (511,489)

China Region Fund
For the Six Months
Ended
June 30, 2022
Year Ended
December 31,
2021
(Unaudited)
$ 126,289 $ (31,161)
(1,365,475) 342,103
(186,559) (2,580,563)
(1,425,745) (2,269,621)
– (1,513,872)
– (1,513,872)
145,172 971,089
– 1,426,682
145,172 2,397,771
(475,404) (2,781,351)
(330,232) (383,580)
(1,755,977) (4,167,073)
9,379,479 13,546,552
$ 7,623,502 $ 9,379,479
23,950 98,722
– 207,367
(77,183) (298,125)
(53,233) 7,964

Notes to Financial Statements (
unaudited
)
June 30, 2022

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the eight separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
On December 22, 2020, the Global Luxury Goods Fund acquired all the net assets of the
All American Equity Fund. The acquisition of net assets and unrealized gain from this tax-
free transaction was as follows:
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
Date of Contribution Net Assets Shares Issued
Unrealized Gain on
Investments Acquired
December 22, 2020 $ 11,908,004 591,302 $ 1,766,272

Notes to Financial Statements (
unaudited
)
June 30, 2022

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of June 30, 2022, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term
Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious
Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China Region
Fund held $2,071,123, $7,507,308, $1,167,483, $3,632,379, $1,597,766, $3,489,601,
$81,754 and $413,359, respectively, as cash reserves at Brown Brothers Harriman & Co.
(BBH).
C. Fair Valued Securities
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation
Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer,
ﬁnancial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the

Notes to Financial Statements (
unaudited
)
June 30, 2022

commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2022 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2018, 2019, 2020 and 2022
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes.
Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid

Notes to Financial Statements (
unaudited
)
June 30, 2022

indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the

Notes to Financial Statements (
unaudited
)
June 30, 2022

realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2022, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of June 30, 2022, were as follows:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at June
30, 2022
Net Unrealized
Appreciation
(Depreciation)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. USD 1,507,841 TRY 25,000,000 7/6/2022 $ 1,492,340 $ (15,501)
Brown Brothers
Harriman & Co. TRY 25,000,000 USD 1,443,418 7/6/2022 1,492,340 (48,922)
Brown Brothers
Harriman & Co. USD 1,074,450 EUR 1,000,000 7/7/2022 1,048,448 (26,002)
Brown Brothers
Harriman & Co. USD 1,129,944 PLN 5,000,000 7/7/2022 1,114,567 (15,377)
Brown Brothers
Harriman & Co. EUR 1,000,000 USD 1,059,500 7/7/2022 1,048,448 11,052
Brown Brothers
Harriman & Co. PLN 5,000,000 USD 1,165,528 7/7/2022 1,114,566 50,962
Brown Brothers
Harriman & Co. USD 172,364 TRY 3,000,000 8/29/2022 170,001 (2,363)
Brown Brothers
Harriman & Co. PLN 11,000,000 USD 2,466,478 8/29/2022 2,433,160 33,318
Brown Brothers
Harriman & Co. TRY 25,000,000 USD 1,432,008 8/29/2022 1,430,779 1,229

Notes to Financial Statements (
unaudited
)
June 30, 2022

C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2022:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at June
30, 2022
Net Unrealized
Appreciation
(Depreciation)
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. USD 4,295,400 EUR 4,000,000 7/7/2022 $ 4,193,794 $ (101,606)
Brown Brothers
Harriman & Co. EUR 4,000,000 USD 4,238,400 7/7/2022 4,193,794 44,606
Location
Global Luxury
Goods Fund
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ – $ 135,475 $ 166,038
Unrealized gain on forward foreign currency contracts –
Currency contract risk 44,606 – –
Liability derivatives
Unrealized loss on forward foreign currency contracts –
Currency contract risk $ (101,606) $ – $ –
Total $ (57,000) $ 135,475 $ 166,038
Location
Gold and
Precious Metals
Fund
Emerging
Europe Fund
China Region
Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 514,185 $ 73,900 $ 310,950
Unrealized gain on forward foreign currency contracts –
Currency contract risk – 96,561 –
Liability derivatives
Unrealized loss on forward foreign currency contracts –
Currency contract risk $ – $ (108,165) $ –
Total $ 514,185 $ 62,296 $ 310,950

Notes to Financial Statements (
unaudited
)
June 30, 2022

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2022:
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ – $ 667,108 $ 1,009,720
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk 98,246 – –
Realized gain (loss) from written options – Equity risk – 0 0
98,246 667,108 1,009,720
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk – (552,904) (722,294)
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk (57,000) – –
(57,000) (552,904) (722,294)
Total $ 41,246 $ 114,204 $ 287,426
Location
Gold and
Precious
Metals Fund
Emerging
Europe Fund
China Region
Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ 3,307,410 $ (132,744) $ 130,029
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – 187,118 –
Realized gain (loss) from written options – Equity risk 0 – 0
3,307,410 54,374 130,029
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk (2,237,908) (285,032) 109,849
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk – (11,604) –
(2,237,908) (296,636) 109,849
Total $ 1,069,502 $ (242,262) $ 239,878

Notes to Financial Statements (
unaudited
)
June 30, 2022

The total value of transactions in purchased options, written options and forward currency contracts outstanding during the period ended June 30, 2022, were approximately as follows:
Fund Purchased Options
Forward Currency
Contracts
Global Luxury Goods Fund $ – $ 19,458,609
Global Resources Fund 650,625 –
World Precious Minerals Fund 833,498 –
Gold and Precious Metals Fund 2,661,143 –
Emerging Europe Fund 520,225 27,599,276
China Region Fund 283,559 –

Notes to Financial Statements (
unaudited
)
June 30, 2022

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2022. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
The Adviser, under an investment advisory agreement with the Trust in effect through
October 1, 2022, furnishes management and investment advisory services and, subject
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Luxury Goods
Assets:
Over-the-counter
derivatives $ 50,676 $ – $ – $ 50,676
Liabilities:
Over-the-counter
derivatives (144,696) – 144,696 –
Global Resources
Assets:
Over-the-counter
derivatives 135,475 – – 135,475
World Precious Minerals
Assets:
Over-the-counter
derivatives 166,038 – – 166,038
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 514,185 – – 514,185
Emerging Europe
Assets:
Over-the-counter
derivatives 170,461 – – 170,461
Liabilities:
Over-the-counter
derivatives (116,400) – 116,400 –
China Region
Assets:
Over-the-counter
derivatives 310,950 – – 310,950
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Notes to Financial Statements (
unaudited
)
June 30, 2022

to the supervision of the trustees, directs the investments of each Fund according to each
Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended June 30, 2022, the
Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (44,694)
Global Resources (85,745)
World Precious Minerals (100,341)
Gold and Precious Metals (123,137)
Emerging Europe 18,067
China Region (6,574)

Notes to Financial Statements (
unaudited
)
June 30, 2022

the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging
Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2022, were limited as follows: U.S. Government Securities Ultra-
Short Bond Fund at 0.45%, Global Resources, World Precious Minerals, and Gold and
Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund
at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term
Tax Free Fund at 0.45% on an annualized basis through April 30, 2023. The Adviser contractually has agreed to limit the total operating expenses of the Global Luxury Goods
Fund at 1.80% on an annualized basis through April 30, 2023.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.

Notes to Financial Statements (
unaudited
)
June 30, 2022

Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2022, are summarized as follows:
During the period, the Global Luxury Goods Fund invested in securities that did not adhere to certain investment guidelines of the Fund.  Upon the subsequent disposal of those securities, the Fund incurred a loss of $109,633, which was reimbursed by the Adviser.
Note 5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2022, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 5,883,416 $ –
Near-Term Tax Free – 3,290,000
Global Luxury Goods 68,779,388 68,697,427
Global Resources 13,335,418 19,352,188
World Precious Minerals 8,977,112 15,966,272
Gold and Precious Metals 30,486,857 39,703,151
Emerging Europe 14,998,863 17,030,747
China Region 8,427,318 8,848,824
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 33,995,312 $ 1,300 $ (622,60 7 ) $ (621,30 7 )
Near-Term Tax Free 29,139,250 4,299 (1,287,014) (1,282,715)
Global Luxury Goods 43,908,868 1,780,499 (7,333,682) (5,553,183)
Global Resources 97,100,298 14,175,619 (58,430,912) (44,255,293)
World Precious Minerals 91,755,582 15,496,690 (50,548,166) (35,051,476)
Gold and Precious Metals 103,381,831 28,618,332 (23,563,931) 5,054,401
Emerging Europe 13,319,612 243,449 (3,130,113) (2,886,664)
China Region 8,058,131 431,000 (1,374,705) (943,705)
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ 7,415 $ –
Near-Term Tax Free – – – (1,182,848)
Global Luxury Goods – 536,157 539,320 (1,552,427)
Global Resources – 7,569,236 – (231,902,584)
World Precious Minerals – – – (334,707,595)
Gold and Precious Metals – – – (72,446,691)
Emerging Europe – 1,040,121 – (22,546,271)
China Region – – – (744,283)

Notes to Financial Statements (
unaudited
)
June 30, 2022

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals, Gold and Precious
Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
(PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital, investments in grantor trusts and investments in partnerships.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2021, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2021, were as follows:
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ (86,900) $ – $ (79,485)
Near-Term Tax Free 430,784 (1,487) (753,551)
Global Luxury Goods 10,620,110 – 10,143,160
Global Resources (46,231,500) – (270,564,848)
World Precious Minerals (38,274,329) – (372,981,924)
Gold and Precious Metals 36,709,344 – (35,737,347)
Emerging Europe 990,116 – (20,516,034)
China Region (762,721) – (1,507,004)
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 122,278 $ (122,278)
Near-Term Tax Free 717 (717)
Global Luxury Goods – –
Global Resources – –
World Precious Minerals 2,991,079 (2,991,079)
Gold and Precious Metals 2,403,919 (2,403,919)
Emerging Europe – –
China Region 10,628 (10,628)
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 3,190 $ 20,846 $ – $ 24,036
Near-Term Tax Free 324,489 174 – – 324,663
Global Luxury Goods – 6,916,770 832,646 – 7,749,416
Global Resources – 10,949,637 – – 10,949,637
World Precious Minerals – 37,944,772 – – 37,944,772
Gold and Precious Metals – 2,957,464 – – 2,957,464
Emerging Europe – 194,458 – – 194,458
China Region – 637,136 876,736 – 1,513,872

Notes to Financial Statements (
unaudited
)
June 30, 2022

The tax character of distributions paid during the ﬁscal year ended December 31, 2020, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2021, are as follows:
During the year ended December 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
For tax purposes, the Funds have current year deferred late year losses as follows:
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 136,320 $ 6,118 $ – $ 142,438
Near-Term Tax Free 465,288 – – – 465,288
Global Luxury Goods – 44,428 – – 44,428
Global Resources – 3,364,615 – – 3,364,615
World Precious Minerals – 7,420,604 – – 7,420,604
Gold and Precious Metals – 4,194,294 – – 4,194,294
Emerging Europe – 869,616 – – 869,616
China Region – 66,171 190,501 – 256,672
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ – $ – $ –
Near-Term Tax Free 664,007 518,841 1,182,848
Global Luxury Goods 1,373,657 178,770 1,552,427
Global Resources 162,155,829 69,746,755 231,902,584
World Precious Minerals 87,272,889 247,434,706 334,707,595
Gold and Precious Metals 41,851,127 29,383,960 71,235,087
Emerging Europe 13,198,697 9,347,574 22,546,271
China Region – – –
Fund
Near-Term Tax Free $ 3,144
Global Luxury Goods 449,853
Global Resources 7,055,475
Gold and Precious Metals 5,847,579
Emerging Europe 3,434,931

Notes to Financial Statements (
unaudited
)
June 30, 2022

These losses were recognized for tax purposes on the 1st day of the current tax year.
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
Fund
Post
October 31, 2021
Capital Loss
Deferral
Post October 31,
2021 Ordinary Loss
Deferral
Gold and Precious Metals
$ –
$ 1,211,604
China Region 744,283 –

Notes to Financial Statements (
unaudited
)
June 30, 2022

Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2022.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
–
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
period
$ 1.99  $ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * 0.00
(a)
(0.01) 0.00
(a)
0.03  0.02  0.01
Net realized and unrealized
gain (loss)
(0.03) (0.00)
(a)
0.01  0.00
(a)
0.00
(a)
(0.00)
(a)
Total from investment activities
(0.03) (0.01) 0.01  0.03  0.02  0.01
Distributions
From net investment income (0.00)
(a)
–  (0.01) (0.03) (0.02) (0.01)
From net realized gains
–  (0.00)
(a)
–  (0.00)
(a)
–  –
Net asset value, end of period
$ 1.96  $ 1.99  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Total Return
(b)
(1.50)% (0.44)% 0.32% 1.50% 1.15% 0.69%
Ratios to Average Net Assets:
Net investment income (loss) 0.02% (0.32)% 0.24% 1.47% 1.14% 0.68%
Total expenses 1.10% 1.06% 1.05% 1.00% 0.99% 1.03%
Expenses waived or
reimbursed
(c)
(0.65)% (0.61)% (0.60)% (0.55)% (0.54)% (0.58)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 78% 127% 97% 32% 52%
Net assets, end of period (in
thousands) $35,490  $38,004  $40,262  $42,681  $47,290  $49,427
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
(0.01)%
–
(d)
(0.01)%
(0.08)%
(0.07)%
(0.04)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
period
$ 2.23  $ 2.26  $ 2.22  $ 2.20  $ 2.21  $ 2.21
Investment Activities
Net investment income * 0.01  0.02  0.02  0.03  0.03  0.03
Net realized and unrealized
gain (loss)
(0.11) (0.03) 0.04  0.02  (0.01) –
Total from investment activities
(0.10) (0.01) 0.06  0.05  0.02  0.03
Distributions
From net investment income (0.01) (0.02) (0.02) (0.03) (0.03) (0.03)
Net asset value, end of period
$ 2.12  $ 2.23  $ 2.26  $ 2.22  $ 2.20  $ 2.21
Total Return
(a)
(4.60)% (0.46)% 2.93% 2.18% 0.73% 1.20%
Ratios to Average Net Assets:
Net investment income 0.70% 0.86% 1.11% 1.25% 1.17% 1.16%
Total expenses 1.20% 1.13% 1.09% 1.05% 1.01% 1.03%
Expenses waived or reimbursed
(b)
(0.75)% (0.68)% (0.64)% (0.60)% (0.56)% (0.58)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 20% 20% 35% 16% 14%
Net assets, end of period (in
thousands) $35,671  $35,389  $41,762  $43,061  $49,914  $69,120
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
(f)
–
(f)
(0.01)%
(0.15)%
(0.06)%
(0.04)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning
of period
$ 22.30  $ 20.59  $ 17.09  $ 15.36  $ 19.52  $ 18.65
Investment Activities
Net investment income
(loss) * 0.30  (0.14) (0.04) (0.02) (0.06) (0.08)
Net realized and unrealized
gain (loss)
(6.78) 5.28  3.56  2.14  (1.61) 3.66
Total from investment activities
(6.48) 5.14  3.52  2.12  (1.67) 3.58
Distributions
From net investment income –  (0.21) (0.02) –  –  –
From net realized gains
–  (3.22) –  (0.39) (2.49) (2.71)
Short-Term Trading Fees*
–  –  –  –  –  0.00
(a)
Net asset value, end of
period
$ 15.82  $ 22.30  $ 20.59  $ 17.09  $ 15.36  $ 19.52
Total Return
(b)
(29.06)% 25.02% 20.62% 13.84% (8.28)% 19.17%
Ratios to Average Net Assets:
Net investment income (loss) 3.14% (0.60)% (0.25)% (0.14)% (0.32)% (0.41)%
Total expenses 1.68% 1.99% 1.76% 1.69% 1.77% 1.86%
Expenses waived or
reimbursed
(c)
(0.07)% (0.06)% (0.01)% (0.15)% (0.06)% (0.04)%
Net expenses
(d)
1.61% 1.93% 1.75% 1.54% 1.71% 1.82%
Portfolio turnover rate 145% 177% 308% 292%
(e)
245% 264%
(e)
Net assets, end of period (in
thousands) $39,629  $57,667  $49,567  $35,076  $33,848  $41,597
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. In 2022, the Adviser reimbursed the Fund for losses on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by (29.28)%.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
(f)
–
(f)
(0.01)%
(0.08)%
(0.05)%
(0.02)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning
of period
$ 5.67  $ 5.97  $ 4.61  $ 4.33  $ 6.09  $ 5.25
Investment Activities
Net investment income
(loss) * 0.00
(a)
(0.01) 0.01  0.10  0.12  0.11
Net realized and unrealized
gain (loss)
(0.78) 0.78  1.68  0.27  (1.67) 0.91
Total from investment activities
(0.78) 0.77  1.69  0.37  (1.55) 1.02
Distributions
From net investment income –  (1.07) (0.33) (0.09) (0.21) (0.18)
Short-Term Trading Fees*
–  –  –  –  –  0.00
(a)
Net asset value, end of
period
$ 4.89  $ 5.67  $ 5.97  $ 4.61  $ 4.33  $ 6.09
Total Return
(b)
(13.76)% 13.62% 37.17% 8.55% (25.48)% 19.57%
Ratios to Average Net Assets:
Net investment income (loss) 0.12% (0.22)% 0.22% 2.15% 2.05% 1.94%
Total expenses 1.56% 1.90% 2.09% 1.61% 1.57% 1.61%
Expenses waived or
reimbursed
(c)
–  –  (0.06)% (0.08)% (0.06)% (0.02)%
Net expenses
(d)
1.56% 1.90% 2.03% 1.53% 1.51% 1.59%
Portfolio turnover rate 20% 135% 105% 129%
(e)
119% 131%
(e)
Net assets, end of period (in
thousands) $57,400  $67,821  $63,891  $55,739  $60,699  $95,747
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
(f)
–
(f)
–
(f)
(0.04)%
(0.04)%
(0.02)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning
of period
$ 2.58  $ 5.26  $ 3.31  $ 2.70  $ 4.69  $ 6.35
Investment Activities
Net investment loss * (0.02) (0.09) (0.07) (0.04) (0.03) (0.10)
Net realized and unrealized
gain (loss)
(0.74) (0.74) 2.38  0.65  (1.49) (0.22)
Total from investment activities
(0.76) (0.83) 2.31  0.61  (1.52) (0.32)
Distributions
From net investment income –  (1.85) (0.36) –  (0.47) (1.34)
Short-Term Trading Fees*
–  –  –  –  –  0.00
(a)
Net asset value, end of
period
$ 1.82  $ 2.58  $ 5.26  $ 3.31  $ 2.70  $ 4.69
Total Return
(b)
(29.46)% (14.19)% 70.60% 22.59% (31.67)% (4.16)%
Ratios to Average Net Assets:
Net investment loss (1.38)% (1.77)% (1.77)% (1.31)% (0.77)% (1.51)%
Total expenses 1.56% 1.93% 1.81% 1.55% 1.52% 1.84%
Expenses waived or
reimbursed
(c)
–  –  –  (0.04)% (0.04)% (0.02)%
Net expenses
(d)
1.56% 1.93% 1.81% 1.51% 1.48% 1.82%
Portfolio turnover rate 12% 41% 34% 20%
(e)
55% 36%
(e)
Net assets, end of period (in
thousands) $59,094  $89,313  $116,247  $75,818  $69,117  $114,766
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
(0.01)%
–
(f)
(0.01)%
(0.08)%
(0.06)%
(0.03)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning
of period
$ 11.81  $ 13.53  $ 10.14  $ 6.70  $ 7.96  $ 7.04
Investment Activities
Net investment loss * (0.01) (0.01) (0.09) (0.07) (0.06) (0.06)
Net realized and unrealized
gain (loss)
(2.23) (1.46) 3.84  3.51  (1.08) 0.98
Total from investment activities
(2.24) (1.47) 3.75  3.44  (1.14) 0.92
Distributions
From net investment income –  (0.25) (0.36) –  (0.12) –
Short-Term Trading Fees*
–  –  –  –  –  0.00
(a)
Net asset value, end of
period
$ 9.57  $ 11.81  $ 13.53  $ 10.14  $ 6.70  $ 7.96
Total Return
(b)
(18.97)% (10.82)% 37.06% 51.34% (14.29)% 13.07%
Ratios to Average Net Assets:
Net investment loss (0.25)% (0.07)% (0.82)% (0.90)% (0.87)% (0.84)%
Total expenses 1.44% 1.82% 1.60% 1.59% 1.76% 1.68%
Expenses waived or
reimbursed
(c)
(0.01)% –  (0.01)% (0.08)% (0.06)% (0.03)%
Net expenses
(d)
1.43% 1.82% 1.59% 1.51% 1.70% 1.65%
Portfolio turnover rate 23% 56% 37% 36%
(e)
74% 67%
(e)
Net assets, end of period (in
thousands) $111,984  $141,228  $160,318  $123,577  $86,106  $100,740
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net Assets:
Expense offset
–
(f)
–
(f)
(0.01)%
(0.06)%
(0.04)%
(0.02)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
period
$ 6.76  $ 6.10  $ 7.70  $ 6.05  $ 7.29  $ 5.94
Investment Activities
Net investment income * 0.05  0.15  0.05  0.21  0.14  0.08
Net realized and unrealized
gain (loss)
(3.24) 0.57  (1.43) 1.59  (1.38) 1.27
Total from investment activities
(3.19) 0.72  (1.38) 1.80  (1.24) 1.35
Distributions
From net investment income –  (0.06) (0.22) (0.15) –  –
Short-Term Trading Fees*
–  –  –  –  –  0.00
(a)
Net asset value, end of period
$ 3.57  $ 6.76  $ 6.10  $ 7.70  $ 6.05  $ 7.29
Total Return
(b)
(47.19)% 11.75% (17.94)% 29.76% (17.01)% 22.73%
Ratios to Average Net Assets:
Net investment income 1.95% 2.24% 0.76% 3.08% 2.05% 1.26%
Total expenses 3.44% 2.49% 2.82% 2.36% 2.43% 2.32%
Expenses waived or
reimbursed
(c)
(0.42)% –  (0.16)% (0.06)% (0.04)% (0.02)%
Net expenses
(d)
3.02% 2.49% 2.66% 2.30% 2.39% 2.30%
Portfolio turnover rate 104% 169% 198% 87% 81% 97%
(e)
Net assets, end of period (in
thousands) $10,817  $23,467  $24,276  $36,453  $31,150  $45,302
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2022
(unaudited)
Year Ended December 31,
2021
2020
2019
2018
2017
Ratios to Average Net
Assets:
Expense offset
(0.01)%
–
(e)
(0.01)%
(0.10)%
(0.04)%
(0.05)%
Six
Months
Ended
June 30,
2022
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning
of period
$ 6.88  $ 9.99  $ 9.12  $ 7.56  $ 11.53  $ 7.32
Investment Activities
Net investment income
(loss) * 0.09  (0.02) (0.08) 0.07  0.10  (0.06)
Net realized and unrealized
gain (loss)
(1.15) (1.81) 1.14  1.59  (3.84) 4.28
Total from investment activities
(1.06) (1.83) 1.06  1.66  (3.74) 4.22
Distributions
From net investment income –  –  (0.05) (0.10) (0.08) (0.01)
From net realized gains
–  (1.28) (0.14) –  (0.15) –
Net asset value, end of period
$ 5.82  $ 6.88  $ 9.99  $ 9.12  $ 7.56  $ 11.53
Total Return
(a)
(15.41)% (18.32)% 11.75% 21.99% (32.46)% 57.67%
Ratios to Average Net Assets:
Net investment income (loss) 3.15% (0.26)% (0.88)% 0.77% 0.96% (0.60)%
Total expenses 3.98% 3.14% 3.56% 2.95% 2.66% 2.60%
Expenses waived or
reimbursed
(b)
(1.60)% (0.75)% (0.87)% (0.51)% (0.22)% (0.09)%
Net expenses
(c)
2.38% 2.39% 2.69% 2.44% 2.44% 2.51%
Portfolio turnover rate 110% 278% 243% 95% 109% 102%
(d)
Net assets, end of period (in
thousands) $7,624  $9,379  $13,547  $14,459  $13,253  $29,775
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Additional Information (
unaudited
)
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.

Expense Example (
unaudited
)
June 30, 2022

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
June 30, 2022

Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 985.00 $ 2.21
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.56 $ 2.26
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 953.96 $ 2.18
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.56 $ 2.26
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 709.42 $ 7.04
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.56 $ 8.30
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 862.43 $ 7.20
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.06 $ 7.80
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 705.43 $ 6.60
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.06 $ 7.80
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 810.33 $ 6.64
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.46 $ 7.40
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 528.11 $ 11.22
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,010.12 $ 14.75
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 845.93 $ 10.94
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,012.94 $ 11.93
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June
30, 2022, were 0.45%, 0.45%, 1.56%, 1.56%, 1.48%, 2.96%, 2.39% and 1.66%, respectively, for the U.S.
Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious Minerals,
Gold and Precious Metals, Emerging Europe, China Region and Global Luxury Goods Funds. The funds'
Institutional Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2022, were respectively, for the Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by
181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 08/2016
FACTS WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL
INFORMATION?
Why? Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and account balances
retirement assets and checking account information
account transactions and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How? All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons
ﬁnancial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.
Reasons we can share your personal
information
Does U.S. Global
Investors share?
Can you limit
this sharing?
For our everyday business purposes —
Yes No
Such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes —
Yes No
to offer our products and services to you
For joint marketing with other financial
companies
No We don’t share
For our affiliates’ everyday
business purposes —
No We don’t share
information about your transactions and
experiences
For our affiliates’ everyday
business purposes —
No We don’t share
information about your creditworthiness
For nonaffiliates to market to you No We don’t share
Questions? Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing
this notice?
U.S. Global Investors, Inc. and U.S. Global Investors Funds
(collectively known as U.S. Global Investors)
What we do
How does
U.S. Global
Investors protect
my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured ﬁles
and buildings.
How does
U.S. Global
Investors collect
my personal
information?
We collect your personal information, for example, when you
open an account or provide account information
make deposits or withdrawals from your account
make a wire transfer
tell us where to send the money
We also collect your personal information from other companies
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be
ﬁnancial and nonﬁnancial companies.
Our affiliates include U.S. Global Investors, Inc. and
U.S. Global Investors Funds.
Nonaffiliates Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Nonaffiliates we share personal information with
include companies that perform marketing on
our behalf, printing and mailing companies, and
companies that service your account(s).
Joint marketing A formal agreement between nonafﬁliated ﬁnancial companies that together market ﬁnancial products or services to you.
U.S. Global Investors doesn’t jointly market.

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	8/29/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	8/29/22

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	8/29/22